UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2023

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2023

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/ literature.

Unless otherwise noted, views expressed herein are current as of February 28, 2023, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2022 to February 28, 2023.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$975.40	0.84%	$4.11
Class C	1,000.00	971.80	1.59%	7.77
Institutional Class	1,000.00	976.60	0.59%	2.89
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$992.50	0.81%	$4.00
Class C	1,000.00	987.90	1.56%	7.69
Institutional Class	1,000.00	993.70	0.56%	2.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$987.80	0.82%	$4.04
Class C	1,000.00	985.10	1.57%	7.73
Institutional Class	1,000.00	989.00	0.57%	2.81
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Idaho Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$990.50	0.86%	$4.24
Class C	1,000.00	985.90	1.61%	7.93
Institutional Class	1,000.00	991.70	0.61%	3.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

Disclosure of Fund expenses

For the six-month period from September 1, 2022 to February 28, 2023 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$989.20	0.80%	$3.95
Class C	1,000.00	986.40	1.55%	7.63
Institutional Class	1,000.00	990.40	0.55%	2.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratio	Expenses Paid During Period 9/1/22 to 2/28/23*
Actual Fund return†
Class A	$1,000.00	$988.00	0.84%	$4.14
Class C	1,000.00	985.70	1.59%	7.83
Institutional Class	1,000.00	989.20	0.59%	2.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous pages, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds) in which it invests. The tables above and on the previous pages do not reflect the expenses of any Underlying Funds.

Security type / sector / state / territory allocations

Delaware Tax-Free Arizona Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.54%
Corporate Revenue Bonds	2.41%
Education Revenue Bonds	27.81%
Electric Revenue Bonds	7.37%
Healthcare Revenue Bonds	22.73%
Industrial Development Revenue/Pollution Control Revenue Bond	3.25%
Lease Revenue Bond	1.59%
Local General Obligation Bonds	3.85%
Special Tax Revenue Bonds	18.34%
State General Obligation Bond	0.25%
Transportation Revenue Bonds	7.04%
Water & Sewer Revenue Bonds	3.90%
Short-Term Investments	0.87%
Total Value of Securities	99.41%
Receivables and Other Assets Net of Liabilities	0.59%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Arizona	81.01%
Guam	0.94%
Puerto Rico	16.97%
US Virgin Islands	0.49%
Total Value of Securities	99.41%

Security type / sector / state / territory allocations

Delaware Tax-Free California Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	95.66%
Corporate Revenue Bonds	0.53%
Education Revenue Bonds	17.34%
Electric Revenue Bonds	4.78%
Healthcare Revenue Bonds	12.21%
Housing Revenue Bonds	3.78%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.53%
Lease Revenue Bonds	3.36%
Local General Obligation Bonds	2.52%
Pre-Refunded Bonds	4.07%
Special Tax Revenue Bonds	16.73%
State General Obligation Bonds	7.65%
Transportation Revenue Bonds	13.66%
Water & Sewer Revenue Bonds	1.50%
Short-Term Investments	3.13%
Total Value of Securities	98.79%
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	81.34%
Guam	0.77%
Puerto Rico	16.40%
US Virgin Islands	0.28%
Total Value of Securities	98.79%

Security type / sector / state / territory allocations

Delaware Tax-Free Colorado Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.48%
Education Revenue Bonds	12.46%
Electric Revenue Bonds	6.31%
Healthcare Revenue Bonds	20.85%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.47%
Lease Revenue Bonds	2.31%
Local General Obligation Bonds	9.24%
Pre-Refunded Bonds	7.44%
Special Tax Revenue Bonds	19.98%
State General Obligation Bonds	0.98%
Transportation Revenue Bonds	11.76%
Water & Sewer Revenue Bonds	4.68%
Short-Term Investments	0.48%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Colorado	80.27%
Guam	1.41%
Puerto Rico	17.06%
US Virgin Islands	0.22%
Total Value of Securities	98.96%

Security type / sector / state / territory allocations

Delaware Tax-Free Idaho Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.22%
Corporate Revenue Bond	1.05%
Education Revenue Bonds	23.01%
Electric Revenue Bonds	3.67%
Healthcare Revenue Bonds	13.14%
Housing Revenue Bonds	2.63%
Industrial Development Revenue/Pollution Control Revenue Bond	1.71%
Lease Revenue Bonds	10.69%
Local General Obligation Bonds	8.90%
Pre-Refunded/Escrowed to Maturity Bonds	3.63%
Resource Recovery Revenue Bond	0.34%
Special Tax Revenue Bonds	22.74%
State General Obligation Bond	0.16%
Transportation Revenue Bonds	4.71%
Water & Sewer Revenue Bond	1.84%
Short-Term Investments	0.78%
Total Value of Securities	99.00%
Receivables and Other Assets Net of Liabilities	1.00%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Idaho	81.70%
Puerto Rico	17.08%
US Virgin Islands	0.22%
Total Value of Securities	99.00%

Security type / sector / state / territory allocations

Delaware Tax-Free New York Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.39%
Corporate Revenue Bonds	3.02%
Education Revenue Bonds	20.78%
Electric Revenue Bonds	7.76%
Healthcare Revenue Bonds	9.02%
Industrial Development Revenue/Pollution Control Revenue Bonds	4.69%
Lease Revenue Bonds	8.08%
Local General Obligation Bonds	2.57%
Pre-Refunded Bonds	1.11%
Resource Recovery Revenue Bond	0.70%
Special Tax Revenue Bonds	25.40%
State General Obligation Bonds	0.74%
Transportation Revenue Bonds	11.50%
Water & Sewer Revenue Bonds	3.02%
Short-Term Investments	0.81%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.75%
New York	81.37%
Puerto Rico	16.80%
US Virgin Islands	0.28%
Total Value of Securities	99.20%

Security type / sector / state / territory allocations

Delaware Tax-Free Pennsylvania Fund	As of February 28, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.28%
Corporate Revenue Bonds	0.88%
Education Revenue Bonds	10.88%
Electric Revenue Bonds	1.99%
Healthcare Revenue Bonds	33.70%
Industrial Development Revenue/Pollution Control Revenue Bonds	5.69%
Lease Revenue Bonds	1.18%
Local General Obligation Bonds	3.38%
Pre-Refunded/Escrowed to Maturity Bonds	1.66%
Special Tax Revenue Bonds	20.03%
State General Obligation Bonds	1.55%
Transportation Revenue Bonds	16.44%
Water & Sewer Revenue Bonds	0.90%
Total Value of Securities	98.28%
Receivables and Other Assets Net of Liabilities	1.72%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Pennsylvania	79.65%
Puerto Rico	17.36%
US Virgin Islands	1.27%
Total Value of Securities	98.28%

Schedules of investments

Delaware Tax-Free Arizona Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.54%
Corporate Revenue Bonds — 2.41%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	$292,500
Series A 144A 7.75% 7/1/50 #, ‡	285,000	185,250
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project)
5.00% 9/1/42 (AMT) ●	1,000,000	1,034,390
		1,512,140
Education Revenue Bonds — 27.81%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
Series A 5.00% 7/1/51	1,000,000	1,003,760
(ACCEL Schools Project)
Series A 144A 5.25% 8/1/48 #	350,000	315,546
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	257,158
144A 6.00% 7/1/47 #	400,000	405,876
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects)
Series A 144A 5.00% 7/15/49 #	375,000	337,031
(Empower College Prep Project)
144A 6.00% 7/1/49 #	500,000	488,950
(Equitable School Revolving Fund)
Series A 4.00% 11/1/49	1,600,000	1,382,240
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	620,330
Series A 2.375% 7/1/52	1,205,000	703,792
(KIPP NYC Public Charter Schools - Macombs Facility Project)
Series A 4.00% 7/1/61	1,980,000	1,578,515
(Odyssey Preparatory Academy Project)
Series A 144A 5.50% 7/1/52 #	375,000	365,903
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	500,000	500,395
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,080,500
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project)
Series AZ 144A 5.75% 9/1/45 #	1,250,000	1,172,175

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	$235,860
(Creighton University Project)
4.00% 7/1/50	1,000,000	890,980
(Great Hearts Arizona Projects)
Series A 5.00% 7/1/52	725,000	735,541
(Highland Prep Projects)
Series A 4.00% 7/1/56	2,000,000	1,720,680
(Reid Traditional Schools Projects)
5.00% 7/1/47	785,000	787,151
McAllister, Arizona Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project)
5.00% 7/1/31	500,000	532,695
Phoenix, Arizona Industrial Development Authority
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	500,000	470,755
(Great Hearts Academic Project)
5.00% 7/1/46	1,000,000	1,003,770
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project)
144A 5.00% 7/1/55 #	500,000	433,165
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	453,198
		17,475,966
Electric Revenue Bonds — 7.37%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	565,000	589,572
Mesa, Arizona Utility System Revenue
4.00% 7/1/42	550,000	536,426
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	38,363
Series AAA 5.25% 7/1/25 ‡	35,000	24,369
Series WW 5.00% 7/1/28 ‡	550,000	382,250
Series WW 5.50% 7/1/38 ‡	710,000	502,325
Series XX 4.75% 7/1/26 ‡	35,000	24,238
Series XX 5.25% 7/1/40 ‡	355,000	249,387
Series XX 5.75% 7/1/36 ‡	125,000	88,437

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 4.75% 7/1/27 ‡	30,000	$20,775
Series ZZ 5.25% 7/1/24 ‡	45,000	31,331
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/39	1,000,000	1,070,500
Series A 5.00% 1/1/47	1,000,000	1,074,820
		4,632,793
Healthcare Revenue Bonds — 22.73%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project)
5.00% 12/1/42	1,000,000	1,011,610
Arizona Industrial Development Authority Revenue
(Children’s National Prince George’s County Regional Medical Center)
Series A 4.00% 9/1/46	2,250,000	2,124,112
(Great Lakes Senior Living Communities LLC Project First Tier)
Series A 5.00% 1/1/54	145,000	87,763
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	150,000	83,712
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	55,000	29,524
Series B 5.125% 1/1/54	65,000	33,700
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	500,000	244,215
(Phoenix Children’s Hospital)
Series A 4.00% 2/1/50	1,000,000	897,860
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	116,293
5.25% 11/15/46	415,000	297,410
(Royal Oaks Inspirita Pointe Project)
Series A 5.00% 5/15/56	1,000,000	845,340
(Sun Health Services)
Series A 5.00% 11/15/48	1,000,000	910,180

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	$165,040
(The Terraces of Phoenix Project)
Series A 5.00% 7/1/48	275,000	221,752
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	952,400
Series A 4.00% 1/1/44	1,665,000	1,561,554
Series D 4.00% 1/1/48	650,000	590,154
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth)
Series A 3.00% 9/1/51	500,000	357,995
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project)
144A 6.00% 1/1/48 #	405,000	283,601
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	286,452
5.00% 7/1/30	105,000	114,806
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/52 #	800,000	607,104
Yavapai County, Arizona Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,355,475
Series A 5.25% 8/1/33	500,000	502,335
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	299,357
Series A 5.25% 8/1/32	300,000	306,657
		14,286,401

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bond — 3.25%
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	$2,042,700
		2,042,700
Lease Revenue Bond — 1.59%
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project)
5.00% 7/1/32	1,000,000	1,001,370
		1,001,370
Local General Obligation Bonds — 3.85%
Maricopa County, Arizona High School District No. 214 Tolleson Union High School
(School Improvement Project)
Series B 4.00% 7/1/37	1,000,000	1,022,620
Maricopa County, Arizona School District No. 3 Tempe Elementary
(School Improvement Project)
Series B 5.00% 7/1/30	560,000	622,894
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement)
4.00% 7/1/35	500,000	517,470
Pinal County, Arizona Community College District
4.00% 7/1/31	250,000	259,027
		2,422,011
Special Tax Revenue Bonds — 18.34%
Arizona Regional Public Transportation Authority
(Maricopa County Public Transportation)
5.25% 7/1/24	500,000	513,760
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	686,160
4.00% 7/1/52	1,035,000	934,098
Commonwealth of Puerto Rico
(Restructured)
2.949% 11/1/43 ●	2,248,597	969,708
GDB Debt Recovery Authority
7.50% 8/20/40	2,450,479	2,058,402
Glendale, Arizona Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	500,000	519,465
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	300,000	309,516

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 3.904% 7/1/51 ^	2,814,000	$530,946
Series A-1 5.60% 7/1/46 ^	1,110,000	284,471
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,227,504
Series A-2 4.329% 7/1/40	1,745,000	1,585,681
Series A-2 4.329% 7/1/40	1,000,000	908,700
		11,528,411
State General Obligation Bond — 0.25%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	185,336	153,098
		153,098
Transportation Revenue Bonds — 7.04%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	500,000	526,335
Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	3,000,000	2,851,830
Series B 5.00% 7/1/49 (AMT)	400,000	407,540
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	454,865
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	200,000	185,500
		4,426,070
Water & Sewer Revenue Bonds — 3.90%
Central Arizona Water Conservation District
(Central Arizona Project)
5.00% 1/1/31	600,000	628,098
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	1,000,000	951,420
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	872,253
		2,451,771
Total Municipal Bonds (cost $68,644,617)		61,932,731

	Principal amount°	Value (US $)
Short-Term Investments — 0.87%
Variable Rate Demand Note — 0.87%¤
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic)
Series B 2.60% 11/15/52
(SPA - Northern Trust)	550,000	$550,000
Total Short-Term Investments (cost $550,000)		550,000
Total Value of Securities—99.41%
(cost $69,194,617)		$62,482,731

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $5,708,046, which represents 9.08% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

Schedules of investments

Delaware Tax-Free Arizona Fund

Summary of abbreviations: (continued)

LLC – Limited Liability Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free California Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 95.66%
Corporate Revenue Bonds — 0.53%
California Pollution Control Financing Authority
(Poseidon Resources (ChannelSide) LP Desalination Project)
144A 5.00% 11/21/45 (AMT) #	940,000	$941,100
California Pollution Control Financing Authority Solid Waste Disposal Revenue
144A 8.00% 7/1/39 (AMT) #, ‡	300,000	15,000
		956,100
Education Revenue Bonds — 17.34%
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project)
Series A 144A 5.75% 7/1/60 #	1,500,000	1,437,780
California Educational Facilities Authority
(Loma Linda University)
Series A 5.00% 4/1/47	1,700,000	1,734,000
(Stanford University - Green Bonds)
Series V-2 2.25% 4/1/51	300,000	187,242
(Stanford University)
Series U-1 5.25% 4/1/40	1,840,000	2,194,678
Series V-1 5.00% 5/1/49	2,360,000	2,731,441
California Municipal Finance Authority Revenue
(Bella Mente Montessori Academy Project)
Series A 144A 5.00% 6/1/48 #	500,000	446,055
(California Baptist University)
Series A 144A 5.375% 11/1/40 #	1,000,000	1,010,660
(CHF - Davis I, LLC - West Village Student Housing Project)
5.00% 5/15/48	1,000,000	1,001,190
(Literacy First Charter Schools Project)
Series A 5.00% 12/1/49	750,000	750,293
(Southwestern Law School)
4.00% 11/1/41	575,000	505,258
(The Creative Center of Los Altos Project - Pinewood School and Oakwood School)
Series B 144A 4.50% 11/1/46 #	500,000	414,615
(Biola University)
5.00% 10/1/39	1,000,000	1,026,120
(Emerson College)
Series B 5.00% 1/1/32	1,000,000	1,046,910

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Julian Charter School Project)
Series A 144A 5.625% 3/1/45 #	850,000	$788,859
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/46 #	670,000	602,665
California School Finance Authority
(Aspire Public School)
144A 5.00% 8/1/41 #	225,000	225,713
(Aspire Public Schools-Obligated Group)
Series A 144A 5.00% 8/1/45 #	715,000	715,322
(Aspire Public Schools-Obligated Group-Issue Number 3)
Series A 144A 5.00% 8/1/40 #	1,000,000	1,009,610
(Classical Academies Project)
Series A 144A 5.00% 10/1/50 #	250,000	248,635
(Encore Education Obligated Group)
Series A 144A 5.00% 6/1/42 #	500,000	405,055
(Escuela Popular Project)
144A 6.50% 7/1/50 #	250,000	251,090
(Granada Hills Charter Obligated Group)
144A 5.00% 7/1/49 #	1,725,000	1,731,607
(Green Dot Public Schools Project)
Series A 144A 5.00% 8/1/35 #	1,000,000	1,016,720
(Grimmway Schools - Obligated Group)
Series A 144A 5.00% 7/1/36 #	500,000	502,855
(Hawking Steam Charter School Project)
Series A 144A 5.50% 7/1/62 #	775,000	755,462
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	578,720
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	1,000,000	890,340
(KIPP LA Projects)
Series A 144A 5.125% 7/1/44 #	1,000,000	1,005,210
(KIPP SoCal Projects)
Series A 144A 5.00% 7/1/49 #	1,000,000	1,007,930
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,052,550
California Statewide Communities Development Authority Revenue
(California Baptist University)
Series A 144A 6.125% 11/1/33 #	750,000	759,203

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Mt. San Antonio, California Community College District Convertible Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	$1,093,600
Regents of the University of California General Revenue
Series BE 4.00% 5/15/50	1,500,000	1,433,745
Regents of the University of California Limited Project Revenue
Series Q 3.00% 5/15/51	1,000,000	763,600
		31,324,733
Electric Revenue Bonds — 4.78%
California Community Choice Financing Authority Clean Energy Project Revenue
(Green Bonds)
Series C 5.25% 1/1/54 ●	2,000,000	2,082,480
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/41	970,000	1,012,185
Los Angeles, California Department of Water & Power Revenue
(Power System)
Series A 5.00% 7/1/42	1,000,000	1,052,220
Series D 5.00% 7/1/26	2,000,000	2,139,100
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	350,000	244,125
Series A 5.05% 7/1/42 ‡	70,000	48,825
Series A 6.75% 7/1/36 ‡	185,000	133,200
Series AAA 5.25% 7/1/25 ‡	40,000	27,850
Series CCC 5.25% 7/1/27 ‡	325,000	226,687
Series TT 5.00% 7/1/32 ‡	340,000	237,150
Series WW 5.00% 7/1/28 ‡	470,000	326,650
Series WW 5.25% 7/1/33 ‡	335,000	235,337
Series WW 5.50% 7/1/38 ‡	730,000	516,475
Series XX 4.75% 7/1/26 ‡	45,000	31,163
Series XX 5.25% 7/1/40 ‡	230,000	161,575
Series XX 5.75% 7/1/36 ‡	150,000	106,125
Series ZZ 4.75% 7/1/27 ‡	35,000	24,238
Series ZZ 5.25% 7/1/24 ‡	55,000	38,294
		8,643,679

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 12.21%
California Educational Facilities Authority
(Stanford University)
Series V-2 5.00% 4/1/51	500,000	$579,145
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	1,500,000	1,074,030
(Cedars-Sinai Medical Center)
Series B 4.00% 8/15/36	500,000	504,570
(Children’s Hospital Los Angeles)
Series A 5.00% 8/15/47	500,000	505,800
(Children’s Hospital of Orange County)
Series A 2.125% 11/1/41	2,500,000	1,700,400
(CommonSpirit Health)
Series A 4.00% 4/1/45	1,280,000	1,161,306
Series A 4.00% 4/1/49	1,000,000	884,170
(Kaiser Permanente)
Subordinate Series A-2 4.00% 11/1/44	1,005,000	943,313
(Lucile Salter Packard Children’s Hospital At Stanford)
Series A 4.00% 5/15/51	1,000,000	926,410
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/47	1,000,000	1,024,300
(Goodwill Industry of Sacramento Valley & Northern Nevada Project)
5.00% 1/1/35	635,000	540,798
(Humangood California Obligated Group)
Series A 4.00% 10/1/28	290,000	291,554
(Northbay Healthcare Group)
Series A 5.25% 11/1/47	500,000	501,490
(Palomar Health Certificates)
Series A 5.25% 11/1/52 (AGM)	500,000	526,925
California Municipal Finance Authority Senior Living Revenue
(Mt. San Antonio Gardens Project)
Series A 4.00% 11/15/52	750,000	538,275
Series A 4.00% 11/15/56	1,075,000	753,672
California Public Finance Authority Senior Living Revenue
(Enso Village Project - Green Bonds)
Series A 144A 5.00% 11/15/51 #	500,000	420,535
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)
Series A 4.00% 3/1/48	1,000,000	882,540

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Emanate Health)
Series A 4.00% 4/1/45	825,000	$766,771
(Huntington Memorial Hospital)
4.00% 7/1/48	500,000	471,275
(John Muir Health)
Series A 5.00% 8/15/51	1,500,000	1,531,830
(Marin General Hospital - Green Bonds)
Series A 4.00% 8/1/45	500,000	429,125
(Redlands Community Hospital)
5.00% 10/1/46	1,000,000	1,009,610
(Enloe Medical Center)
Series A 5.25% 8/15/52 (AGM)	2,000,000	2,116,920
Palomar Health, California
5.00% 11/1/47 (AGM)	500,000	511,700
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
5.00% 7/1/30	445,000	486,559
5.00% 7/1/32	900,000	985,095
		22,068,118
Housing Revenue Bonds — 3.78%
California Housing Finance Agency
Series 2019-2 Class A 4.00% 3/20/33	475,480	469,946
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim)
Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,053,240
(Pasadena Portfolio)
Series A-2 144A 3.00% 12/1/56 #	3,010,000	2,044,723
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,011,290
Series A 5.25% 5/15/49	1,200,000	1,212,552
Los Angeles, California Housing Authority
(Union Portfolio Project)
Series A 4.00% 6/1/30	135,000	140,846

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Santa Clara County, California Multifamily Housing Authority Revenue
(RiverTown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	885,000	$886,885
		6,819,482
Industrial Development Revenue/Pollution Control Revenue Bonds — 7.53%
California Community Choice Financing Authority Clean Energy Project Revenue
(Clean Energy Project - Green Bonds)
Series A-1 5.00% 12/1/53 ●	1,500,000	1,574,250
California M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	750,000	894,698
Golden State, California Tobacco Securitization
Series A-1 5.00% 6/1/51	2,000,000	2,083,260
Golden State, California Tobacco Securitization Settlement Revenue
(Capital Appreciation)
Subordinate Series B-2 0.915% 6/1/66 ^	14,450,000	1,436,330
Inland, California Empire Tobacco Securitization
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	8,500,000	484,840
Series F 144A 1.386% 6/1/57 #, ^	29,440,000	1,411,059
Tobacco Securitization Authority of Northern California
(Sacramento County)
Series A Class 1 Senior 4.00% 6/1/36	300,000	300,153
Series A Class 1 Senior 4.00% 6/1/37	300,000	296,796
Series A Class 1 Senior 4.00% 6/1/38	400,000	392,496
Series A Class 1 Senior 4.00% 6/1/39	250,000	243,325
Series A Class 1 Senior 4.00% 6/1/40	300,000	289,209
Series A Class 1 Senior 4.00% 6/1/49	1,000,000	899,180
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate
Series C 0.603% 6/1/46 ^	16,770,000	2,677,330
Capital Appreciation Third Subordinate
Series D 0.317% 6/1/46 ^	4,965,000	621,668
		13,604,594

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds — 3.36%
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group)
Series A 5.00% 11/1/41	1,000,000	$1,006,460
California Municipal Finance Authority Revenue
(Orange County Civic Center Infrastructure Improvement Program - Phase II)
Series A 5.00% 6/1/43	750,000	796,298
California State Public Works Board
Series E 3.00% 10/1/36 (AGM)	1,525,000	1,366,537
(Department of General Services - New Natural Resources)
Series C 4.00% 11/1/46	1,000,000	967,040
(Various Capital Projects)
Series I 5.50% 11/1/30	1,000,000	1,015,560
Oceanside, California Public Financing Authority
(EL Corazon Aquatics Center Project)
4.00% 11/1/49	1,000,000	925,330
		6,077,225
Local General Obligation Bonds — 2.52%
Anaheim, California School District Capital Appreciation Election of 2002
5.00% 8/1/25 (NATL) ^	1,000,000	924,570
Long Beach, California Community College District
Series D 3.00% 8/1/38	1,250,000	1,081,087
Los Angeles, California Unified School District Election of 2008
(Dedicated Unlimited Ad Valorem Property Tax)
Series A 5.00% 7/1/40	500,000	518,035
Moreno Valley, California Unified School District Election of 2014
Series B 5.00% 8/1/43 (AGM)	500,000	535,060
Palomar Health, California
Series B 4.00% 8/1/37	1,000,000	992,840
San Francisco Bay Area, California Rapid Transit District Election of 2016
(Green Bonds)
Series B-1 4.00% 8/1/44	500,000	493,555
		4,545,147
Pre-Refunded Bonds — 4.07%
Bay Area, California Toll Authority
Series S-H 5.00% 4/1/44-29 §	1,000,000	1,135,470

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California Health Facilities Financing Authority Revenue
(Sutter Health)
Series A 5.00% 8/15/43-25 §	1,000,000	$1,047,730
California School Finance Authority
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44-24 #, §	1,000,000	1,027,040
California Statewide Communities Development Authority Revenue
(Covenant Retirement Communities)
Series C 5.625% 12/1/36-23 §	1,000,000	1,017,130
Fresno, California Unified School District Election of 2016
Series A 5.00% 8/1/41-26 §	500,000	535,785
Golden State, California Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed)
Series A 5.00% 6/1/45-25 §	1,000,000	1,043,260
New Haven, California Unified School District Election of 2014
Series A 5.00% 8/1/40-25 §	1,000,000	1,048,180
Riverside County, California Transportation Commission Senior Lien
(Current Interest Obligations)
Series A 5.75% 6/1/44-23 §	500,000	503,290
		7,357,885
Special Tax Revenue Bonds — 16.73%
California State Public Works Board
(Various Capital Projects)
Series B 4.00% 5/1/39	1,555,000	1,557,224
Series B 4.00% 5/1/46	1,000,000	967,810
City of Irvine, California Limited Obligation Improvement Bonds
(Reassessment District No. 21-1)
4.00% 9/2/46 (BAM)	1,340,000	1,274,461
Commonwealth of Puerto Rico
3.799% 11/1/51 ●	5,434,497	1,861,315
(Restructured)
3.171% 11/1/43 ●	4,472,195	1,928,634
GDB Debt Recovery Authority
7.50% 8/20/40	6,621,878	5,562,377
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	515,860

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 3.649% 7/1/46 ^	9,840,000	$2,521,795
Series A-1 4.75% 7/1/53	2,780,000	2,491,936
Series A-1 4.863% 7/1/51 ^	28,678,000	5,410,965
Series A-1 5.00% 7/1/58	1,975,000	1,832,405
Series A-2 4.329% 7/1/40	735,000	667,895
Series A-2 4.329% 7/1/40	750,000	681,525
Sacramento, California Transient Occupancy Tax Revenue
(Convention Center Complex)
Senior Series A 5.00% 6/1/38	500,000	529,965
Senior Series A 5.00% 6/1/48	1,000,000	1,039,300
San Francisco, California Facilities District No. 2021-01
(Public Facilities and Services)
4.00% 9/1/44	1,000,000	889,670
Yucaipa, California Special Tax Community Facilities District No. 98-1
(Chapman Heights)
5.375% 9/1/30	500,000	502,030
		30,235,167
State General Obligation Bonds — 7.65%
California
(Various Purpose)
3.00% 3/1/46	3,000,000	2,362,980
4.00% 10/1/36	500,000	511,025
4.00% 9/1/42	1,750,000	1,748,442
5.00% 9/1/31	1,000,000	1,008,680
5.00% 4/1/32	2,820,000	3,342,292
5.00% 4/1/37	2,000,000	2,002,180
5.00% 8/1/46	1,000,000	1,042,800
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	99,821	85,368
Series A-1 4.00% 7/1/41	1,785,743	1,475,131
Series A-1 4.00% 7/1/46	300,000	238,890
		13,817,788
Transportation Revenue Bonds — 13.66%
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	1,750,000	1,494,272

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
California Municipal Finance Authority Senior Lien
(LINXS APM Project)
Series A 5.00% 12/31/43 (AMT)	1,995,000	$2,000,985
Series A 5.00% 12/31/47 (AMT)	615,000	609,133
Foothill-Eastern, California Transportation Corridor Agency Revenue
Series A 4.00% 1/15/46	2,000,000	1,814,420
Series B-2 3.50% 1/15/53 (AGM)	500,000	414,065
Series C 4.00% 1/15/43	2,275,000	2,102,919
Long Beach, California Marina Revenue
(Alamitos Bay Marina Project)
5.00% 5/15/45	500,000	505,175
Los Angeles, California Department of Airports
Series A 4.00% 5/15/44 (AMT)	1,500,000	1,405,800
Series A 5.00% 5/15/33 (AMT)	1,390,000	1,527,582
Series B 5.00% 5/15/46 (AMT)	300,000	303,747
Series D 5.00% 5/15/36 (AMT)	1,000,000	1,020,830
Series F 4.00% 5/15/49 (AMT)	2,000,000	1,837,780
Port Authority of Guam Revenue
(Governmental)
Series A 5.00% 7/1/48	375,000	381,158
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	1,130,000	1,048,075
Sacramento County, California Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	517,600
Subordinate Series B 5.00% 7/1/41	500,000	512,480
San Diego County, California Regional Airport Authority Revenue
Series A 4.00% 7/1/56	2,000,000	1,847,940
Series B 4.00% 7/1/56 (AMT) (BAM)	690,000	620,938
San Diego, California Redevelopment Agency
(Centre City Redevelopment Project)
Series A 6.40% 9/1/25	475,000	476,273
San Francisco City & County, California Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/34 (AMT)	1,000,000	1,068,000
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,018,420
Second Series E 5.00% 5/1/50 (AMT)	500,000	508,810
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	610,690

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Jose, California Airport Revenue
Series B 5.00% 3/1/42	1,000,000	$1,035,520
		24,682,612
Water & Sewer Revenue Bonds — 1.50%
Arvin-Edison, California Water Storage District
4.00% 5/1/40	315,000	303,720
California Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds
(Sandiego County Water Authority Desalination Project Pipeline)
144A 5.00% 11/21/45 #	250,000	251,867
Sacramento County, California Sanitation Districts Financing Authority Revenue
Series A 5.00% 12/1/50	2,000,000	2,150,380
		2,705,967
Total Municipal Bonds (cost $183,453,167)		172,838,497

Short-Term Investments — 3.13%
Variable Rate Demand Notes — 3.13%¤
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-2 1.55% 7/1/45
(SPA - Barclays Bank)	2,500,000	2,500,000
Subordinate Series A-7 1.55% 7/1/35
(SPA - Bank of America N.A.)	350,000	350,000
Subordinate Series B-3 1.55% 7/1/34
(SPA - Barclays Bank)	1,100,000	1,100,000
Regents of the University of California General Revenue
Series AL-1 1.55% 5/15/48	600,000	600,000
Series AL-3 1.55% 5/15/48	1,100,000	1,100,000
Total Short-Term Investments (cost $5,650,000)		5,650,000
Total Value of Securities—98.79%
(cost $189,103,167)		$178,488,497

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $22,874,790, which represents 12.66% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

Schedules of investments

Delaware Tax-Free California Fund

‡	Non-income producing security. Security is currently in default.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at February 28, 2023.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

CHF – Collegiate Housing Foundation

CSCDA – California Statewide Communities Development Authority

ICE – Intercontinental Exchange, Inc.

ICEF – Inner City Education Foundation

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

Summary of abbreviations: (continued)

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Colorado Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.48%
Education Revenue Bonds — 12.46%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	$2,779,658
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,073,090
Series B 5.00% 5/15/49	750,000	801,772
Colorado Educational & Cultural Facilities Authority Revenue
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	1,250,000	1,180,112
(Science Technology Engineering and Math School Project)
5.00% 11/1/54	1,500,000	1,420,455
(Alexander Dawson School-Nevada Project)
5.00% 5/15/29	1,230,000	1,293,517
(Aspen View Academy Project)
4.00% 5/1/51	500,000	397,970
4.00% 5/1/61	750,000	569,393
(Charter School - Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	488,085
Series A 144A 5.25% 7/1/46 #	1,350,000	1,288,764
(Charter School - Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	864,350
(Charter School - Skyview Academy Project)
144A 5.50% 7/1/49 #	870,000	867,520
(Charter School Project)
5.00% 7/15/37	1,150,000	1,151,334
(Community Leadership Academy, Inc. Second Campus Project)
7.45% 8/1/48	1,000,000	1,011,040
(Liberty Common Charter School Project)
Series A 5.00% 1/15/39	1,000,000	1,006,760
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	448,115
5.00% 12/1/42	540,000	511,407
(Loveland Classical Schools Project)
144A 5.00% 7/1/46 #	500,000	446,815
(Pinnacle Charter School Project)
5.00% 6/1/26	700,000	702,387

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	$863,505
(Skyview Academy Project)
144A 5.375% 7/1/44 #	860,000	849,714
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	403,944
Series A 4.00% 3/1/36	550,000	552,877
(University of Lab Charter School)
144A 5.00% 12/15/45 #	500,000	504,775
(Vail Mountain School Project)
4.00% 5/1/46	80,000	67,981
5.00% 5/1/31	1,000,000	1,026,970
University of Colorado
(University Enterprise Refunding Revenue)
Series C-4 4.00% 6/1/51	4,250,000	4,002,055
		26,574,365
Electric Revenue Bonds — 6.31%
City of Colorado Springs, Colorado Utilities System Refunding Revenue
Series A 4.00% 11/15/50	1,035,000	966,856
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/51	1,000,000	921,330
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,640,000	1,753,668
Loveland, Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,272,072
Platte River, Colorado Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,509,616
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	118,575
Series AAA 5.25% 7/1/25 ‡	95,000	66,144
Series CCC 5.25% 7/1/27 ‡	705,000	491,737
Series WW 5.00% 7/1/28 ‡	660,000	458,700
Series WW 5.25% 7/1/33 ‡	210,000	147,525
Series WW 5.50% 7/1/17 ‡	460,000	316,250
Series WW 5.50% 7/1/19 ‡	360,000	247,500
Series XX 4.75% 7/1/26 ‡	105,000	72,713

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40 ‡	1,840,000	$1,292,600
Series XX 5.75% 7/1/36 ‡	365,000	258,237
Series ZZ 4.75% 7/1/27 ‡	85,000	58,863
Series ZZ 5.00% 7/1/19 ‡	620,000	422,375
Series ZZ 5.25% 7/1/24 ‡	140,000	97,475
		13,472,236
Healthcare Revenue Bonds — 20.85%
Colorado Health Facilities Authority Hospital Revenue
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	6,325,000	4,623,322
Series A 4.00% 11/15/43	2,290,000	2,171,103
Series A 4.00% 11/15/50	6,015,000	5,473,229
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge)
Series A 5.00% 5/15/58	1,500,000	1,116,960
(American Baptist)
7.625% 8/1/33	150,000	151,250
8.00% 8/1/43	1,000,000	1,010,360
(Bethesda Project)
Series A-1 5.00% 9/15/48	2,250,000	2,076,300
(Capella of Grand Junction Project)
144A 5.00% 12/1/54 #	2,220,000	1,513,441
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,885,000	1,796,348
Series A-1 4.00% 8/1/38	120,000	113,370
Series A-1 4.00% 8/1/44	300,000	269,931
Series A-2 4.00% 8/1/49	4,700,000	4,075,887
Series A-2 5.00% 8/1/37	1,500,000	1,559,520
Series A-2 5.00% 8/1/39	5,000	5,151
(Covenant Living Communities and Services)
Series A 4.00% 12/1/40	1,250,000	1,075,437
(Covenant Retirement Communities, Inc.)
5.00% 12/1/35	1,000,000	1,004,100
(Craig Hospital Project)
Series A 5.00% 12/1/47	1,830,000	1,891,579
(Frasier Project)
Series A 4.00% 5/15/48	1,000,000	722,250
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,012,440

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(National Jewish Health Project)
5.00% 1/1/27	300,000	$300,270
(Sanford)
Series A 5.00% 11/1/44	3,410,000	3,487,168
(SCL Health System)
Series A 4.00% 1/1/37	575,000	581,394
Series A 4.00% 1/1/38	3,895,000	3,920,162
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	635,015
(Vail Valley Medical Center Project)
5.00% 1/15/35	1,000,000	1,031,600
(Valley View Hospital Association Project)
Series A 4.00% 5/15/35	685,000	688,377
Denver, Colorado Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	887,230
Series A 4.00% 12/1/40	250,000	220,305
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	75,000	66,104
		44,479,603
Industrial Development Revenue/Pollution Control Revenue Bonds — 2.47%
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines, Inc. Project)
5.00% 10/1/32 (AMT)	215,000	210,147
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	5,065,873
		5,276,020
Lease Revenue Bonds — 2.31%
Colorado Department of Transportation
5.00% 6/15/34	660,000	690,670
5.00% 6/15/36	1,055,000	1,097,369
Colorado Higher Education Lease Purchase Financing Program
4.00% 9/1/41	1,000,000	959,780
Denver, Colorado Health & Hospital Authority
(550 Acoma, Inc.)
4.00% 12/1/38	750,000	671,850

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
State of Colorado
4.00% 3/15/37	1,500,000	$1,511,400
		4,931,069
Local General Obligation Bonds — 9.24%
Adams & Weld Counties, Colorado School District No. 27J Brighton
4.00% 12/1/30	300,000	308,769
4.00% 12/1/31	1,000,000	1,029,400
Arapahoe County, Colorado School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,144,180
Series A 5.50% 12/1/38	350,000	391,142
Beacon Point, Colorado Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,175,596
Boulder Valley, Colorado School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	1,292,609
Commerce City, Colorado Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,127,571
El Paso County, Colorado School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,083,350
Grand River, Colorado Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,058,720
Jefferson County, Colorado School District No. R-1
5.25% 12/15/24	1,250,000	1,296,888
Verve Metropolitan District No. 1, Colorado
5.00% 12/1/51	2,000,000	1,727,480
Weld County, Colorado Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,051,905
5.00% 12/1/32	660,000	700,550
Weld County, Colorado School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,064,760
Weld County, Colorado School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,147,620
Weld County, Colorado School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,111,240
		19,711,780

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 7.44%
Central Colorado Water Conservancy District
(Limited Tax)
5.00% 12/1/33-23 §	1,000,000	$1,013,530
Central Platte Valley, Colorado Metropolitan District
5.00% 12/1/43-23 §	725,000	732,932
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School)
144A 5.25% 4/1/45-25 #, §	1,300,000	1,350,830
Colorado Health Facilities Authority Revenue
(Frasier Meadows Retirement Community Project)
Series B 5.00% 5/15/48-23 §	660,000	662,138
(NCMC Project)
4.00% 5/15/32-26 §	2,000,000	2,061,700
(SCL Health System)
Series A 5.00% 1/1/44-24 §	3,050,000	3,092,059
(The Evangelical Lutheran Good Samaritan Society Project)
5.625% 6/1/43-23 §	1,150,000	1,156,153
Colorado Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33-23 §	1,500,000	1,506,315
Commerce City, Colorado
5.00% 8/1/44-24 (AGM) §	1,500,000	1,537,830
Tallyn’s Reach Metropolitan District No. 3, Colorado
144A 5.125% 11/1/38-23 #, §	740,000	749,043
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,009,160
		15,871,690
Special Tax Revenue Bonds — 19.98%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,078,180
Colorado Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	718,012
Series A 5.00% 11/1/31	1,495,000	1,601,055
Series A 5.00% 11/1/36	930,000	977,142
Commonwealth of Puerto Rico
3.122% 11/1/43 ●	9,133,132	3,938,663
3.799% 11/1/51 ●	1,614,244	552,879

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Denver City & County, Colorado Dedicated Excise Tax Revenue
Series A 4.00% 8/1/51	1,000,000	$917,350
Denver, Colorado Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,603,023
Fountain, Colorado Urban Renewal Authority Tax Increment Revenue
(South Academy Highlands Project)
Series A 5.50% 11/1/44	1,375,000	1,293,710
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	9,446,621	7,935,162
Lincoln Park, Colorado Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,052,050
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	450,000	464,274
Plaza Metropolitan District No. 1, Colorado
144A 5.00% 12/1/40 #	1,265,000	1,189,555
Prairie Center Metropolitan District No. 3, Colorado
Series A 144A 5.00% 12/15/41 #	1,000,000	972,260
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.692% 7/1/46 ^	9,750,000	2,498,730
Series A-1 6.018% 7/1/51 ^	20,624,000	3,891,336
(Restructured)
Series A-1 4.75% 7/1/53	3,986,000	3,572,971
Series A-1 5.00% 7/1/58	2,910,000	2,699,898
Series A-2 4.536% 7/1/53	3,000,000	2,594,340
Southlands Metropolitan District No. 1, Colorado
Series A-1 5.00% 12/1/37	500,000	487,335
Series A-1 5.00% 12/1/47	300,000	277,200
Thornton, Colorado Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	494,501
Series B 5.00% 12/1/36	810,000	825,730
		42,635,356
State General Obligation Bonds — 0.98%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	295,740	252,920

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,834,787	$1,515,644
Series A-1 4.00% 7/1/46	400,000	318,520
		2,087,084
Transportation Revenue Bonds — 11.76%
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 11/15/41 (AMT)	710,000	675,998
Series A 5.00% 11/15/47 (AMT)	1,000,000	1,039,100
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes)
5.00% 12/31/56	3,250,000	3,053,472
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,141,220
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	1,100,000	1,097,272
Series A 4.00% 7/15/38	700,000	665,126
Series A 4.00% 7/15/39	1,500,000	1,411,425
Series A 4.00% 7/15/40	1,500,000	1,395,570
Series A 5.00% 7/15/31	1,050,000	1,135,365
Colorado, E-470 Public Highway Authority
Series A 5.00% 9/1/35	400,000	447,532
Series A 5.00% 9/1/36	1,300,000	1,433,991
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	4,445,000	4,088,556
Series A 4.00% 12/1/48 (AMT)	400,000	361,896
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,588,080
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,028,040
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	2,720,000	2,522,800
		25,085,443
Water & Sewer Revenue Bonds — 4.68%
Arapahoe County, Colorado Water & Wastewater Authority
4.00% 12/1/36	3,000,000	3,026,070
Central Weld County, Colorado Water District
4.00% 12/1/39 (AGM)	1,150,000	1,148,413

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Douglas County, Colorado Centennial Water & Sanitation District
4.00% 12/1/38	500,000	$506,370
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	1,250,000	1,271,312
Johnstown, Colorado Wastewater Revenue
4.00% 12/1/51 (AGM)	2,875,000	2,615,589
Metro Wastewater Reclamation District, Colorado
Series A 3.00% 4/1/38	1,620,000	1,416,755
		9,984,509
Total Municipal Bonds (cost $224,177,224)		210,109,155

	Number of
	shares
Short-Term Investments — 0.48%
Money Market Mutual Funds — 0.01%
Dreyfus Tax Exempt Cash Management - Institutional
Shares (seven-day effective yield 3.15%)	26,429	26,429
		26,429

	Principal
	amount°
Variable Rate Demand Note — 0.47%¤
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program)
Series F- 2 2.50% 7/1/41
(LOC - TD Bank, N.A.)	1,000,000	1,000,000
		1,000,000
Total Short-Term Investments (cost $1,026,429)		1,026,429
Total Value of Securities—98.96%
(cost $225,203,653)		$211,135,584

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $12,900,279, which represents 6.05% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LOC – Letter of Credit

N.A. – National Association

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Idaho Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.22%
Corporate Revenue Bond — 1.05%
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project)
2.75% 10/1/24	1,250,000	$1,231,713
		1,231,713
Education Revenue Bonds — 23.01%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	520,210
Series A 5.00% 4/1/48	435,000	455,676
Idaho Housing & Finance Association
(Alturas International Academy Project)
4.00% 5/1/52	1,500,000	1,278,315
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	690,973
Series A 3.00% 5/1/41	1,650,000	1,294,772
Series A 4.00% 5/1/56	1,585,000	1,336,551
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	389,569
Series A 144A 6.00% 7/1/49 #	595,000	618,824
Series A 144A 6.00% 7/1/54 #	570,000	591,478
(Compass Public Charter School)
Series A 144A 5.00% 7/1/54 #	1,000,000	921,430
(Gem Prep: Meridian Project)
Series A 4.00% 5/1/57	1,000,000	839,980
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	317,298
Series A 4.00% 5/1/50	520,000	478,182
Series A 4.00% 5/1/55	305,000	274,942
Series A 144A 5.00% 12/1/38 #	2,050,000	2,074,210
Series A 144A 5.00% 12/1/46 #	1,000,000	1,006,190
(Meridian South Charter School Project)
144A 4.00% 5/1/46 #	1,000,000	726,460
(North Star Charter School)
Capital Appreciation Subordinate Series B
144A 4.88% 7/1/49 #, ^	2,888,155	482,813
Series A 6.75% 7/1/48	529,151	553,566
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,630,000	3,316,840
Series A 4.00% 5/1/55	1,100,000	978,076

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Victory Charter School Project)
Series B 144A 5.00% 7/1/39 #	1,000,000	$1,013,270
(Xavier Charter School Project)
Series A 5.00% 6/1/50	1,275,000	1,277,129
Idaho State University General Revenue Bonds
Series A 4.00% 4/1/37	350,000	351,726
Series A 4.50% 4/1/52	1,750,000	1,764,997
Series A 5.25% 4/1/42	605,000	670,400
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,213,137
The Regents of The University of Idaho General Revenue
(BAM)
Series A 4.00% 4/1/45	700,000	665,154
University of Idaho
Series A 5.00% 4/1/35 (AGM)	465,000	527,994
Unrefunded Series A 5.00% 4/1/41	340,000	362,117
		26,992,279
Electric Revenue Bonds — 3.67%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project)
5.00% 6/1/34	2,000,000	2,045,980
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	52,313
Series AAA 5.25% 7/1/25 ‡	45,000	31,331
Series CCC 5.25% 7/1/27 ‡	345,000	240,637
Series WW 5.00% 7/1/28 ‡	320,000	222,400
Series WW 5.50% 7/1/38 ‡	1,500,000	1,061,250
Series XX 4.75% 7/1/26 ‡	50,000	34,625
Series XX 5.25% 7/1/40 ‡	595,000	417,987
Series XX 5.75% 7/1/36 ‡	175,000	123,813
Series ZZ 4.75% 7/1/27 ‡	40,000	27,700
Series ZZ 5.25% 7/1/24 ‡	60,000	41,775
		4,299,811
Healthcare Revenue Bonds — 13.14%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project)
5.00% 9/1/37	1,350,000	1,355,130
(St. Luke’s Health System Project)
3.00% 3/1/51	3,300,000	2,432,892
4.00% 3/1/51	2,210,000	2,004,404

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project)
Series A 3.00% 3/1/51	2,345,000	$1,673,040
Series A 4.00% 3/1/46	500,000	448,530
Series A 5.00% 3/1/27	1,000,000	1,053,620
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,595,000	3,329,401
Series ID 5.00% 12/1/46	750,000	763,605
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	705,000	684,485
Series A 5.25% 11/15/37	1,005,000	835,296
Series A 5.25% 11/15/47	1,130,000	836,799
		15,417,202
Housing Revenue Bonds — 2.63%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	253,082	253,510
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,018,108
Series A 3.125% 7/1/54	2,000,000	1,424,660
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 3.00% 1/1/43 (FHA)	425,000	384,956
		3,081,234
Industrial Development Revenue/Pollution Control Revenue Bond — 1.71%
Power County, Idaho Industrial Development Revenue
(FMC Project)
6.45% 8/1/32 (AMT)	2,000,000	2,007,080
		2,007,080
Lease Revenue Bonds — 10.69%
Boise, Idaho Urban Renewal Agency
5.00% 12/15/31	750,000	785,460
5.00% 12/15/32	750,000	784,650
Fremont County, Idaho Annual Appropriation Certificates of Participation
4.00% 9/1/36	750,000	762,165
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,027,394

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	$533,935
4.00% 12/1/39	1,540,000	1,521,212
4.00% 12/1/42	1,300,000	1,253,278
4.00% 12/1/44	250,000	238,073
(Idaho Department of Fish & Game Nampa Regional Office Project)
5.00% 12/1/41	200,000	214,878
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	595,000	595,964
Series A 7.00% 2/1/36	1,500,000	1,502,880
Idaho Housing & Finance Association Grant and Revenue Anticipation Bonds
Series A 4.00% 7/15/39	2,150,000	2,097,561
Idaho State Building Authority Revenue
(Department of Health & Welfare Project)
Series B 4.00% 9/1/48	1,290,000	1,217,579
		12,535,029
Local General Obligation Bonds — 8.90%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/35	1,160,000	1,229,310
5.00% 8/1/34	1,500,000	1,598,115
5.00% 8/1/36	500,000	527,430
Canyon County, Idaho School District No. 139 Vallivue
(School Board Guaranteed)
Series B 5.00% 9/15/24	1,480,000	1,482,235
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	551,322
Series A 4.00% 9/15/37	1,000,000	1,017,420
Series C 5.00% 9/15/42	500,000	524,580
Ketchum City, Idaho
2.125% 9/15/41	500,000	340,605
Madison County, Idaho School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	500,000	521,285
Series B 5.00% 8/15/26	500,000	531,665

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School District No. 1
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/36	1,000,000	$1,061,190
Series B 5.00% 9/15/37	1,000,000	1,059,250
		10,444,407
Pre-Refunded/Escrowed to Maturity Bonds — 3.63%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
Series B 5.00% 9/15/33	445,000	481,241
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 9/15/35-27 §	1,100,000	1,191,773
Canyon County, Idaho School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33-23 §	500,000	505,020
Nampa, Idaho Development Corporation Revenue
(Library Square Project)
144A 5.00% 9/1/31-24 #, §	1,000,000	1,049,170
Twin Falls County, Idaho School District No. 411
(School Board Guaranteed)
Series A 4.75% 9/15/37-24 §	1,000,000	1,024,520
		4,251,724
Resource Recovery Revenue Bond — 0.34%
Idawy, Idaho Solid Waste District
Series A 3.00% 1/1/50	550,000	403,062
		403,062
Special Tax Revenue Bonds — 22.74%
Commonwealth of Puerto Rico
3.095% 11/1/43 ●	4,417,758	1,905,158
3.799% 11/1/51 ●	3,469,212	1,188,205
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	5,178,013	4,349,531
Idaho Bond Bank Authority
Series A 4.00% 9/15/39	230,000	231,578
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	5,295,000	5,731,043
Series A 5.00% 8/15/42	1,325,000	1,461,435

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation)
Series A 5.00% 9/1/32	3,565,000	$3,567,424
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	250,000	257,930
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.462% 7/1/46 ^	3,320,000	850,850
Series A-1 5.732% 7/1/51 ^	9,663,000	1,823,215
(Restructured)
Series A-1 4.55% 7/1/40	875,000	817,136
Series A-1 4.75% 7/1/53	3,045,000	2,729,477
Series A-1 5.00% 7/1/58	1,181,000	1,095,732
Series A-2 4.329% 7/1/40	730,000	663,351
		26,672,065
State General Obligation Bond — 0.16%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	221,605	183,059
		183,059
Transportation Revenue Bonds — 4.71%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project)
Series B 4.00% 9/1/51 (AMT)	1,955,000	1,758,053
(Public Parking Facilities Project)
Series A 5.00% 9/1/51	1,500,000	1,594,830
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	2,340,000	2,170,350
		5,523,233
Water & Sewer Revenue Bond — 1.84%
City of Boise City, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	2,158,240
		2,158,240
Total Municipal Bonds (cost $124,051,517)		115,200,138

Schedules of investments

Delaware Tax-Free Idaho Fund

	Number of shares	Value (US $)
Short-Term Investments — 0.78%
Money Market Mutual Funds — 0.78%
Dreyfus Tax Exempt Cash Management - Institutional
Shares (seven-day effective yield 3.15%)	919,227	$919,227
Total Short-Term Investments (cost $919,227)		919,227
Total Value of Securities—99.00%
(cost $124,970,744)		$116,119,365

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $8,873,414, which represents 7.57% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free New York Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.39%
Corporate Revenue Bonds — 3.02%
New York City, New York Industrial Development Agency
(Queens Baseball Stadium Project)
Series A 3.00% 1/1/46 (AGM)	2,000,000	$1,476,960
(Yankee Stadium Project)
Series A 3.00% 3/1/40 (AGM)	1,000,000	813,030
Series A 4.00% 3/1/45 (AGM)	1,000,000	930,620
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
5.00% 1/1/36 (AMT)	2,015,000	2,048,026
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/37 (AMT)	340,000	353,117
		5,621,753
Education Revenue Bonds — 20.78%
Buffalo & Erie County, New York Industrial Land Development
(Tapestry Charter School Project)
Series A 5.00% 8/1/52	500,000	452,300
Build NYC, New York Resource
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/62 #	1,000,000	1,006,960
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.50% 5/1/48 #	500,000	493,250
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/35	530,000	560,767
5.00% 7/1/42	1,365,000	1,390,498
(Manhattan College Project)
5.00% 8/1/47	500,000	509,935
(Metropolitan College of New York Project)
5.50% 11/1/44	600,000	516,414
(Metropolitan Lighthouse Charter School Project)
Series A 144A 5.00% 6/1/52 #	250,000	225,535
(New Dawn Charter Schools Project)
144A 5.75% 2/1/49 #	500,000	500,500
(New World Preparatory Charter School Project)
Series A 4.00% 6/15/51	315,000	235,560
Series A 4.00% 6/15/56	450,000	326,993

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Build NYC, New York Resource
(The Packer Collegiate Institute Project)
5.00% 6/1/40	750,000	$761,197
Dutchess County, New York Local Development
(Vassar College Project)
5.00% 7/1/36	1,000,000	1,060,880
5.00% 7/1/37	1,000,000	1,055,630
Hempstead Town, New York Local Development
(Hofstra University Project)
5.00% 7/1/42	500,000	515,080
Madison County, New York Capital Resource Revenue
(Colgate University Refunding Project)
Series B 5.00% 7/1/39	1,000,000	1,024,670
Monroe County, New York Industrial Development Revenue
(St. John Fisher College Project)
Series A 5.50% 6/1/39	300,000	305,385
(True North Rochester Preparatory Charter School Project)
Series A 144A 5.00% 6/1/40 #	1,000,000	1,003,330
(University of Rochester Project)
Series A 5.00% 7/1/37	1,000,000	1,069,280
Series C 4.00% 7/1/43	500,000	469,690
New York City, New York Trust for Cultural Resources
(Alvin Ailey Dance Foundation)
Series A 4.00% 7/1/46	1,000,000	924,250
New York State Dormitory Authority
(Columbia University)
Series A 5.00% 10/1/50	2,325,000	2,616,136
(Fordham University)
5.00% 7/1/44	650,000	657,794
(New York University)
5.50% 7/1/40 (AMBAC)	740,000	876,256
New York State Dormitory Authority Revenue Non-State Supported Debt
(Hudson City School District)
Unrefunded Series A 5.625% 10/1/29 (AGC)	375,000	375,776
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/37	2,200,000	2,356,882
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,107,280
Series A 5.00% 7/1/39	2,000,000	2,097,620

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(School Districts Financing Program)
Series B 5.00% 10/1/42 (AGM)	3,565,000	$3,830,165
(Vaughn College of Aeronautics and Technology)
Series A 144A 5.50% 12/1/46 #	300,000	278,250
Saratoga County, New York Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	3,760,031
5.00% 7/1/48	1,000,000	1,048,150
St. Lawrence County, New York Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project)
Series A 4.00% 7/1/43	1,000,000	926,700
Tompkins County, New York Development
(Ithaca College Project)
5.00% 7/1/34	750,000	769,808
Westchester County, New York Local Development
(Pace University)
Series A 5.00% 5/1/34	1,725,000	1,739,369
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	573,338
Series A 5.00% 10/15/50	250,000	223,237
		38,644,896
Electric Revenue Bonds — 7.76%
Build NYC, New York Resource
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project)
144A 5.25% 12/31/33 (AMT) #	1,000,000	917,630
Guam Power Authority
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/35	1,310,000	1,400,796
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/37	450,000	484,650
5.00% 9/1/39	2,000,000	2,140,180
5.00% 9/1/47	1,500,000	1,550,730
Series A 5.00% 9/1/37	425,000	474,304
Series B 5.00% 9/1/41	2,065,000	2,131,865

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
New York State Power Authority Revenue
Series A 4.00% 11/15/50	1,000,000	$955,310
(Green Transmission Project)
4.00% 11/15/42 (AGM)	1,000,000	951,600
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	65,000	45,338
Series A 6.75% 7/1/36 ‡	625,000	450,000
Series AAA 5.25% 7/1/25 ‡	35,000	24,369
Series TT 5.00% 7/1/32 ‡	1,120,000	781,200
Series WW 5.25% 7/1/33 ‡	195,000	136,987
Series WW 5.50% 7/1/17 ‡	420,000	288,750
Series WW 5.50% 7/1/19 ‡	330,000	226,875
Series XX 4.75% 7/1/26 ‡	40,000	27,700
Series XX 5.25% 7/1/40 ‡	1,430,000	1,004,575
Series ZZ 4.75% 7/1/27 ‡	30,000	20,775
Series ZZ 5.00% 7/1/19 ‡	570,000	388,312
Series ZZ 5.25% 7/1/24 ‡	50,000	34,813
		14,436,759
Healthcare Revenue Bonds — 9.02%
Buffalo & Erie County, New York Industrial Land Development
(Catholic Health System Project)
Series N 5.25% 7/1/35	250,000	218,543
Build NYC, New York Resource
(The Children’s Aid Society Project)
4.00% 7/1/49	1,000,000	892,040
Dutchess County, New York Local Development
(Nuvance Health)
Series B 4.00% 7/1/49	1,000,000	841,320
Guilderland, New York Industrial Development Agency
(Albany Place Development Project)
Series A 144A 5.875% 1/1/52 #, ‡	500,000	375,000
Monroe County, New York Industrial Development Revenue
(Rochester General Hospital Project)
5.00% 12/1/36	405,000	414,485
5.00% 12/1/46	540,000	527,207
(Rochester Regional Health Project)
Series D 4.00% 12/1/38	2,550,000	2,306,399

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Nassau County, New York Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/33	725,000	$740,189
New York State Dormitory Authority
(Montefiore Obligated Group)
Series A 4.00% 8/1/38	1,000,000	881,750
Series A 4.00% 9/1/50	2,500,000	2,030,875
(Northwell Health Obligated Group)
Series A 5.00% 5/1/52	3,000,000	3,081,030
New York State Dormitory Authority Revenue Non-State Supported Debt
(NYU Hospitals Center)
Series A 4.00% 7/1/40	465,000	453,310
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	800,000	799,200
144A 5.00% 12/1/45 #	700,000	666,351
Orange County, New York Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project)
6.50% 1/1/46	300,000	239,919
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/36	400,000	366,888
Southold, New York Local Development Revenue
(Peconic Landing at Southold Project)
5.00% 12/1/45	750,000	717,532
Westchester County, New York Local Development
(Purchase Senior Learning Community, Inc. Project)
Series A 144A 5.00% 7/1/46 #	615,000	478,021
Series A 144A 5.00% 7/1/56 #	1,000,000	739,000
		16,769,059
Industrial Development Revenue/Pollution Control Revenue Bonds — 4.69%
Erie County, New York Tobacco Asset Securitization
(Asset-Backed)
Series A 144A 5.84% 6/1/60 #, ^	65,350,000	3,581,834
New York Counties Tobacco Trust V Pass-Through
(Subordinate Turbo CABs)
Series S4B 144A 1.63% 6/1/60 #, ♦ , ^	30,000,000	1,069,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Suffolk, New York Tobacco Asset Securitization
Senior Series A-2 4.00% 6/1/50	1,595,000	$1,391,111
TSASC, New York
Fiscal 2017 Senior Series A 5.00% 6/1/41	1,900,000	1,934,751
Westchester, New York Tobacco Asset Securitization
Subordinate Series C 5.00% 6/1/45	750,000	750,435
		8,727,631
Lease Revenue Bonds — 8.08%
Hudson Yards, New York Infrastructure Revenue
(Tax-Exempt)
Series A 4.00% 2/15/44	2,875,000	2,688,384
New York City, New York Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,500,375
New York Liberty Development Revenue
(4 World Trade Center - Green Bond)
Series A 3.00% 11/15/51 (BAM)	1,620,000	1,146,960
(Class 1 - 3 World Trade Center Project)
144A 5.00% 11/15/44 #	4,000,000	3,851,000
(Class 2 - 3 World Trade Center Project)
144A 5.375% 11/15/40 #	500,000	486,875
(Class 3 - 3 World Trade Center Project)
144A 7.25% 11/15/44 #	1,500,000	1,515,480
New York State Dormitory Authority Revenue Non-State Supported Debt
(Court Facility)
Series A 5.50% 5/15/27 (AMBAC)	2,500,000	2,757,400
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution)
Series B 5.00% 6/15/43	1,000,000	1,068,090
		15,014,564
Local General Obligation Bonds — 2.57%
New York City, New York
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/35	1,895,000	2,054,464
Fiscal 2018 Subordinate Series F-1 5.00% 4/1/39	1,000,000	1,064,260
Fiscal 2023 Subordinate Series B-1 5.25% 10/1/47	1,500,000	1,650,780
		4,769,504

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds — 1.11%
Dutchess County, New York Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/44-24 §	1,000,000	$1,024,290
New York State Dormitory Authority
(Touro College & University)
Series A 5.50% 1/1/44-24 §	1,000,000	1,030,750
		2,055,040
Resource Recovery Revenue Bond — 0.70%
Niagara Area, New York Development Revenue
(Covanta Project)
Series A 144A 4.75% 11/1/42 (AMT) #	1,500,000	1,302,270
		1,302,270
Special Tax Revenue Bonds — 25.40%
Commonwealth of Puerto Rico
3.799% 11/1/51 ●	995,550	340,976
(Restructured)
3.171% 11/1/43 ●	7,154,450	3,085,357
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	8,152,255	6,847,894
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project)
Series A 5.00% 1/1/56	250,000	213,977
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	500,000	515,860
New York City, New York Transitional Finance Authority Building Aid Revenue
Fiscal 2019 Subordinate Series S-3A 5.00% 7/15/37	1,000,000	1,078,770
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Fiscal 2015 Subordinate Series B-1 5.00% 8/1/42	2,000,000	2,032,660
Fiscal 2016 Subordinate Series C-1 4.00% 11/1/42	500,000	486,100
Fiscal 2020 Subordinate Series A-3 3.00% 5/1/45	2,000,000	1,562,200
New York Convention Center Development Revenue
(Hotel Unit Fee Secured)
5.00% 11/15/35	1,000,000	1,026,980
5.00% 11/15/40	1,000,000	1,022,340
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Subordinate Series B-2 5.00% 11/15/36	1,500,000	1,568,640

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose)
Series A 4.00% 3/15/49	1,000,000	$939,580
Series A 5.00% 3/15/40	5,000,000	5,316,100
Series E 3.00% 3/15/50	1,500,000	1,109,730
Series E 4.00% 3/15/48	1,000,000	941,500
New York State Dormitory Authority Revenue Non-State Supported Debt
(New York State University Dormitory Facilities)
Series A 5.00% 7/1/42	1,300,000	1,370,226
New York State Thruway Authority State Personal Income Tax Revenue
(Climate Bond Certified - Green Bonds)
Series C 5.00% 3/15/55	1,000,000	1,072,150
New York Triborough Bridge & Tunnel Authority Sales Tax Revenue
(TBTA Capital Lockbox - City Sales Tax)
Series A 4.00% 5/15/57	1,000,000	903,600
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 0.396% 7/1/51 ^	4,555,000	859,437
Series A-1 4.55% 7/1/40	425,000	396,895
Series A-1 4.75% 7/1/53	6,805,000	6,099,866
Series A-1 5.00% 7/1/58	3,665,000	3,400,387
Series A-1 5.791% 7/1/46 ^	13,880,000	3,557,167
Series A-2 4.329% 7/1/40	370,000	336,219
Series A-2 4.536% 7/1/53	1,330,000	1,150,157
		47,234,768
State General Obligation Bonds — 0.74%
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,445,926	1,194,421
Series A-1 4.00% 7/1/46	230,000	183,149
		1,377,570
Transportation Revenue Bonds — 11.50%
New York Metropolitan Transportation Authority Revenue
Series A-2 4.00% 11/15/43	2,500,000	2,221,150
(Climate Bond Certified - Green Bonds)
Series 1 4.00% 11/15/46	3,250,000	2,825,355
Series B 4.00% 11/15/50	1,000,000	852,720

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series E 4.00% 11/15/45	1,500,000	$1,312,455
Subordinate Series C-1 5.25% 11/15/55	1,500,000	1,536,630
New York State Thruway Authority General Revenue
Series B 4.00% 1/1/50	1,000,000	915,550
(Junior Indebtedness Obligation)
Series B 4.00% 1/1/45	1,500,000	1,397,100
New York Transportation Development Special Facilities Revenue
(Delta Airlines - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 1/1/36 (AMT)	750,000	697,740
(LaGuardia Airport Terminal B Redevelopment Project)
Series A 5.25% 1/1/50 (AMT)	1,000,000	997,560
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/32 (AMT)	2,000,000	2,172,080
Series A 4.00% 12/1/40 (AMT)	335,000	299,312
New York Triborough Bridge & Tunnel Authority
(MTA Bridges and Tunnels Climate Bond Certified - Green Bonds)
Series D-2 5.50% 5/15/52	1,000,000	1,133,860
(MTA Bridges and Tunnels)
Series A 5.00% 11/15/41	2,000,000	2,067,500
Niagara, New York Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport)
Series A 5.00% 4/1/35 (AMT)	775,000	816,780
Series A 5.00% 4/1/37 (AMT)	750,000	780,465
Series A 5.00% 4/1/39 (AMT)	350,000	361,956
Port Authority of New York & New Jersey
Two Hundred Twenty-First Series 4.00% 7/15/60 (AMT)	1,130,000	988,061
		21,376,274
Water & Sewer Revenue Bonds — 3.02%
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution)
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,034,040
Fiscal 2018 Series EE 5.00% 6/15/40	2,500,000	2,667,725
Fiscal 2019 Subordinate Series FF-1 4.00% 6/15/49	1,000,000	949,710

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Clean Water and Drinking Water Revenue
(New York City Municipal Water Finance Authority Projects - Second Resolution Bonds)
Series A 4.00% 6/15/47	1,000,000	$964,150
		5,615,625
Total Municipal Bonds (cost $192,718,280)		182,945,713

Short-Term Investments — 0.81%
Variable Rate Demand Notes — 0.81%¤
New York City, New York
Fiscal 2014 Subordinate
Series D-4 2.45% 8/1/40
(LOC - TD Bank, N.A.)	200,000	200,000
Fiscal 2018 Subordinate
Series E-5 2.45% 3/1/48
(LOC - TD Bank, N.A.)	300,000	300,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second Resolution)
Fiscal 2023 Subordinate
Series BB-2 2.55% 6/15/44
(SPA - Mizuho Bank)	900,000	900,000
New York Metropolitan Transportation Authority Revenue
Series A-1 2.45% 11/1/31
(LOC - TD Bank, N.A.)	110,000	110,000
Total Short-Term Investments (cost $1,510,000)		1,510,000
Total Value of Securities—99.20%
(cost $194,228,280)		$184,455,713

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $19,289,986, which represents 10.37% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Schedules of investments

Delaware Tax-Free New York Fund

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of February 28, 2023.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

KIPP – Knowledge is Power Program

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LLC – Limited Liability Corporation

LOC – Letter of Credit

N.A. – National Association

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free Pennsylvania Fund	February 28, 2023 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds — 98.28%
Corporate Revenue Bonds — 0.88%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	2,650,000	$2,664,310
5.125% 5/1/30	750,000	770,062
		3,434,372
Education Revenue Bonds — 10.88%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,407,570
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project)
Series A 5.125% 3/15/46	2,500,000	2,533,650
Chester County, Pennsylvania Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,155,430
Series A 5.00% 12/15/51	770,000	759,428
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,002,040
5.00% 10/1/39	1,250,000	1,193,812
5.00% 10/1/44	1,000,000	937,150
(Westtown School)
Series A 4.00% 1/1/52	2,250,000	1,998,607
City of Erie, Pennsylvania Higher Education Building Authority Revenue
(AICUP Financing Program - Gannon University Project)
Series TT1 4.00% 5/1/41	475,000	398,254
Huntingdon County, Pennsylvania General Authority Revenue
(AICUP Financing Program - Juniata College Project)
Series TT3 5.00% 10/1/51	2,500,000	2,504,925
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(AICUP Financing Program - Gwynedd Mercy University Project)
5.00% 5/1/42	2,500,000	2,384,500
(Arcadia University)
5.75% 4/1/40	2,000,000	2,020,200

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Germantown Academy Project)
Series A 4.00% 10/1/51	1,430,000	$1,125,968
Northeastern Pennsylvania Hospital and Education Authority Revenue
(King’s College Project)
5.00% 5/1/44	1,000,000	984,440
Pennsylvania Higher Educational Facilities Authority Revenue
(Ursinus College Project)
Series A 5.00% 11/1/32	1,130,000	1,208,840
Pennsylvania State University
Series A 5.25% 9/1/52	2,000,000	2,198,580
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,870,000	2,971,282
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,270,000	1,265,720
Series A 5.625% 6/15/42	3,000,000	2,829,660
(Saint Joseph’s University Project)
5.50% 11/1/60	6,000,000	6,422,460
(Tacony Academy Charter School Project)
Series A-1 7.00% 6/15/43	1,535,000	1,547,188
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,028,385
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project)
Series A 144A 6.25% 7/1/57 #	2,500,000	2,317,850
Series B 144A 6.00% 7/1/29 #	235,000	223,828
		42,419,767
Electric Revenue Bonds — 1.99%
City of Philadelphia, Pennsylvania Gas Works Revenue
(1998 General Ordinance)
Sixteenth Series A 4.00% 8/1/45 (AGM)	1,950,000	1,800,415
Sixteenth Series B 4.00% 8/1/37 (AGM)	2,000,000	2,023,620
Sixteenth Series B 4.00% 8/1/39 (AGM)	1,300,000	1,294,709
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	1,110,000	774,225

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	400,000	$279,000
Series WW 5.25% 7/1/33 ‡	1,055,000	741,138
Series WW 5.50% 7/1/38 ‡	1,190,000	841,925
		7,755,032
Healthcare Revenue Bonds — 33.70%
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	2,300,000	2,103,120
Series A 5.00% 4/1/47	16,240,000	16,466,386
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/38	1,125,000	1,087,200
Series A 4.00% 7/15/39	2,000,000	1,922,240
Berks County, Pennsylvania Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	399,147
5.00% 5/15/43	500,000	468,530
5.00% 5/15/48	1,000,000	914,370
Series A 5.00% 5/15/37	1,365,000	1,319,095
Series A 5.00% 5/15/42	470,000	434,957
Series A 5.00% 5/15/47	600,000	542,982
Series C 5.00% 5/15/42	1,000,000	942,210
Series C 5.00% 5/15/47	1,000,000	917,200
Bucks County, Pennsylvania Industrial Development Authority Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,165,208
4.00% 8/15/50	3,000,000	2,629,050
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
Series A 5.00% 7/1/39	1,625,000	1,585,253
Centre County, Pennsylvania Hospital Authority Revenue
(Mount Nittany Medical Center Project)
Series A 4.00% 11/15/47	1,400,000	1,281,056
Chester County, Pennsylvania Health and Education Facilities Authority Revenue
(Main Line Health System)
Series A 4.00% 9/1/50	2,060,000	1,831,834

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Chester County, Pennsylvania Industrial Development Authority Revenue
(Longwood Gardens, Inc. Project)
4.00% 12/1/46	1,330,000	$1,209,276
4.00% 12/1/51	2,635,000	2,370,894
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group)
5.00% 1/1/45	3,000,000	2,601,210
(Diakon Lutheran Social Ministries)
5.00% 1/1/38	995,000	999,418
(Penn State Health)
Series A 4.00% 11/1/44	5,000,000	4,610,000
DuBois, Pennsylvania Hospital Authority Revenue
(Penn Highlands Healthcare)
4.00% 7/15/45	1,495,000	1,314,180
4.00% 7/15/48	2,000,000	1,728,100
Geisinger Authority, Pennsylvania Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	2,000,000	2,035,940
Series A-2 5.00% 2/15/39	1,150,000	1,185,109
Lancaster County, Pennsylvania Hospital Authority Revenue
(Brethren Village Project)
5.00% 7/1/31	130,000	124,436
5.25% 7/1/35	250,000	242,910
5.50% 7/1/45	1,000,000	944,700
(Landis Homes Retirement Community Project)
Series A 5.00% 7/1/45	2,000,000	1,838,420
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,030,120
5.00% 11/1/36	510,000	522,612
5.00% 11/1/37	250,000	255,290
Lehigh County, Pennsylvania General Purpose Hospital Authority Revenue
(Lehigh Valley Health Network)
Series A 4.00% 7/1/49	11,105,000	10,059,242
Maxatawny Township, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
Series A 4.50% 1/1/45	2,000,000	1,766,000

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/41	1,000,000	$1,007,940
Monroeville, Pennsylvania Finance Authority Revenue
Series B 4.00% 2/15/41	2,100,000	1,999,641
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University)
Series A 4.00% 9/1/49	2,500,000	2,235,800
Series B 4.00% 5/1/47	4,000,000	3,615,400
Series B 4.00% 5/1/52	5,950,000	5,280,030
Series B 4.00% 5/1/56	2,550,000	2,224,875
Series B 5.00% 5/1/57	3,000,000	3,008,790
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project)
5.00% 12/1/46	1,500,000	1,447,335
(Waverly Heights Project)
5.00% 12/1/44	500,000	508,430
5.00% 12/1/49	1,250,000	1,265,987
(Whitemarsh Continuing Care Retirement Community Project)
4.00% 1/1/25	145,000	141,007
5.375% 1/1/50	4,000,000	3,378,400
Series A 5.25% 1/1/48	1,000,000	837,210
Series A 5.375% 1/1/51	1,500,000	1,262,130
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society)
6.125% 7/1/50	4,090,000	3,394,986
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living, Inc. Project)
5.00% 11/1/44	1,000,000	872,980
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	715,000	272,594
Series A 144A 6.75% 12/1/53 #, ‡	5,400,000	2,058,750

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 2/1/40	265,000	$253,496
Series A 4.00% 11/15/42	5,200,000	4,921,644
Series A 5.00% 7/1/43	1,265,000	1,225,102
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	5,000,000	5,037,950
Series A 5.25% 9/1/50	2,500,000	2,527,025
(University of Pennsylvania Health System)
4.00% 8/15/49	110,000	101,356
Series A 4.00% 8/15/42	4,000,000	3,823,040
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/47	2,500,000	2,529,075
(Wesley Enhanced Living Obligated Group)
Series A 5.00% 7/1/49	2,500,000	2,023,100
Pocono Mountains, Pennsylvania Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project)
Series A 5.00% 8/15/40	2,245,000	2,266,305
		131,368,073
Industrial Development Revenue/Pollution Control Revenue Bonds — 5.69%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project)
5.75% 8/1/42 (AMT)	725,000	726,254
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	4,912,973
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum)
5.50% 11/1/44 (AMT)	4,000,000	4,017,280

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution Control Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	$12,536,810
		22,193,317
Lease Revenue Bonds — 1.18%
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/29 (AMT)	500,000	509,995
Philadelphia, Pennsylvania Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,333,700
5.00% 4/1/38	1,000,000	1,063,170
5.00% 4/1/39	1,600,000	1,698,368
		4,605,233
Local General Obligation Bonds — 3.38%
Allegheny County, Pennsylvania
Series C-77 5.00% 11/1/43	4,535,000	4,839,798
City of Philadelphia, Pennsylvania
5.00% 8/1/41	1,260,000	1,323,101
Series A 5.00% 8/1/37	1,750,000	1,842,155
Marple Newtown, Pennsylvania School District
3.00% 6/1/40	3,740,000	3,141,899
Punxsutawney Area, Pennsylvania School District
2.00% 10/15/28 (AGM)	225,000	204,527
2.00% 10/15/29 (AGM)	700,000	623,658
2.00% 10/15/30 (AGM)	190,000	165,393
Township of Lower Paxton, Pennsylvania
Series A 4.00% 4/1/50	1,100,000	1,033,384
		13,173,915
Pre-Refunded/Escrowed to Maturity Bonds — 1.66%
City of Philadelphia, Pennsylvania
Series A 5.25% 7/15/29-24 §	2,500,000	2,545,725
Cumberland County, Pennsylvania Municipal Authority Revenue
5.00% 1/1/38-25 §	195,000	201,294
(Diakon Lutheran Social Ministries)
5.00% 1/1/38-25 §	810,000	836,147

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts)
5.20% 3/15/25 (AGC)	2,825,000	$2,878,054
Philadelphia, Pennsylvania School District
Series F 5.00% 9/1/38-26 §	5,000	5,347
		6,466,567
Special Tax Revenue Bonds — 20.03%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project)
144A 5.25% 5/1/42 #	4,500,000	4,377,780
(Forward Delivery)
5.00% 5/1/26	95,000	97,560
5.00% 5/1/27	385,000	398,360
5.00% 5/1/29	600,000	627,222
5.00% 5/1/31	670,000	704,284
5.00% 5/1/34	750,000	783,412
5.00% 5/1/42	2,000,000	1,971,020
Chester County, Pennsylvania Industrial Development Authority Revenue
(Woodlands at Greystone Project)
144A 5.125% 3/1/48 #	900,000	827,442
Commonwealth of Puerto Rico
2.476% 11/1/51 ●	8,059,513	2,760,383
(Restructured)
2.949% 11/1/43 ●	11,308,420	4,876,756
GDB Debt Recovery Authority
(Taxable)
7.50% 8/20/40	21,235,650	17,837,946
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/39	5,040,000	4,963,241
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project)
7.00% 7/1/32	1,805,000	1,816,913
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 3.338% 7/1/51 ^	17,409,000	3,284,730
Series A-1 3.993% 7/1/46 ^	29,660,000	7,601,265
Series A-1 4.75% 7/1/53	7,958,000	7,133,392
Series A-1 5.00% 7/1/58	7,510,000	6,967,778

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-2 4.329% 7/1/40	8,701,000	$7,906,599
Series A-2 4.329% 7/1/40	1,449,000	1,316,706
Series A-2 4.536% 7/1/53	1,000,000	864,780
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,000,000	973,020
		78,090,589
State General Obligation Bonds — 1.55%
Commonwealth of Pennsylvania
4.00% 10/1/39	1,000,000	982,420
5.00% 9/15/26	2,000,000	2,143,340
Series D 4.00% 8/15/34	1,370,000	1,395,208
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	1,169,072	965,724
Series A-1 4.00% 7/1/46	670,000	533,521
		6,020,213
Transportation Revenue Bonds — 16.44%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.00% 1/1/56 (AMT)	3,000,000	3,050,550
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey)
5.00% 7/1/42	5,000,000	5,196,950
Pennsylvania Economic Development Financing Authority
Series B-2 4.859% 1/1/45 (BAM) ^	3,345,000	1,039,091
Series B-2 5.52% 1/1/46 (BAM) ^	1,885,000	551,815
Series B-2 5.54% 1/1/47 (BAM) ^	2,050,000	565,574
Pennsylvania Economic Development Financing Authority Tax-Exempt Private Activity Revenue
(Pennsylvania Rapid Bridge Replacement Project)
5.00% 12/31/34 (AMT)	2,115,000	2,136,129
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series A 5.00% 12/1/46	2,750,000	2,912,828
Pennsylvania Turnpike Commission Revenue
Series A 4.00% 12/1/38	2,250,000	2,254,500

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/44	2,000,000	$2,110,980
Series A 5.00% 12/1/49	1,000,000	1,039,270
Series A-1 5.00% 12/1/45	1,000,000	1,021,920
Series B 3.00% 12/1/51	3,050,000	2,175,382
Series C 3.00% 12/1/51	2,825,000	2,041,543
Series C 5.00% 12/1/44	2,500,000	2,542,850
Subordinate Series A 4.00% 12/1/50	1,000,000	907,900
Subordinate Series B 4.00% 12/1/51	1,200,000	1,096,320
Philadelphia, Pennsylvania Airport Revenue
4.00% 7/1/46 (AGM) (AMT)	3,125,000	2,840,031
Series A 4.00% 7/1/33	11,420,000	11,731,652
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,034,980
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	3,165,000	2,935,537
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program)
5.25% 6/1/52	10,000,000	11,027,500
Susquehanna Area, Pennsylvania Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	832,640
5.00% 1/1/38 (AMT)	1,000,000	1,023,580
		64,069,522
Water & Sewer Revenue Bonds — 0.90%
Allegheny County, Pennsylvania Sanitary Authority
5.00% 6/1/53	1,750,000	1,849,540
Pennsylvania Economic Development Financing Authority
(Pennsylvania-American Water Company Project)
3.00% 4/1/39	2,000,000	1,663,480
		3,513,020
Total Municipal Bonds (cost $401,145,357)		383,109,620
Total Value of Securities—98.28%
(cost $401,145,357)		$383,109,620

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2023, the aggregate value of Rule 144A securities was $10,078,244, which represents 2.59% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 6 in “Notes to financial statements.”
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AICUP – Association of Independent Colleges & Universities of Pennsylvania

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

ICE – Intercontinental Exchange, Inc.

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

February 28, 2023 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value*	$62,482,731	$178,488,497	$211,135,584
Cash	—	153,641	478,170
Receivable for fund shares sold	774,897	695,921	139,129
Dividend and interest receivable	575,125	1,730,774	2,187,903
Prepaid expenses	2,023	9,911	1,178
Receivable from investment manager	1,063	—	—
Other assets	617	958	1,742
Total Assets	63,836,456	181,079,702	213,943,706
Liabilities:
Due to custodian	20,138	—	—
Payable for fund shares redeemed	842,143	204,779	311,236
Other accrued expenses	87,487	80,806	145,173
Distribution payable	13,706	51,027	43,831
Administration expenses payable to affiliates	10,431	13,047	18,372
Distribution fees payable to affiliates	10,389	15,031	28,848
Investment management fees payable to affiliates	—	33,436	35,616
Total Liabilities	984,294	398,126	583,076
Total Net Assets	$62,852,162	$180,681,576	$213,360,630

Net Assets Consist of:
Paid-in capital	$70,747,278	$193,655,770	$234,541,815
Total distributable earnings (loss)	(7,895,116)	(12,974,194)	(21,181,185)
Total Net Assets	$62,852,162	$180,681,576	$213,360,630

Statements of assets and liabilities

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Net Asset Value

Class A:
Net assets	$48,503,634	$69,214,115	$132,122,019
Shares of beneficial interest outstanding, unlimited authorization, no par	4,857,716	6,469,357	13,198,449
Net asset value per share	$9.98	$10.70	$10.01
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.45	$11.20	$10.48

Class C:
Net assets	$909,900	$2,004,855	$3,682,201
Shares of beneficial interest outstanding, unlimited authorization, no par	90,895	187,005	366,900
Net asset value per share	$10.01	$10.72	$10.04

Institutional Class:
Net assets	$13,438,628	$109,462,606	$77,556,410
Shares of beneficial interest outstanding, unlimited authorization, no par	1,345,988	10,229,252	7,747,520
Net asset value per share	$9.98	$10.70	$10.01

* Investments, at cost	$69,194,617	$189,103,167	$225,203,653

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Assets:
Investments, at value*	$116,119,365	$184,455,713	$383,109,620
Cash	172,417	70,984	2,919,121
Receivable for securities sold	4,291,123	—	4,387,059
Dividend and interest receivable	1,425,361	2,039,078	4,557,419
Receivable for fund shares sold	50,397	93,725	503,525
Prepaid expenses	11,354	14,404	1,353
Other assets	967	1,461	3,180
Total Assets	122,070,984	186,675,365	395,481,277
Liabilities:
Payable for securities purchased	4,447,628	—	4,462,051
Payable for fund shares redeemed	158,327	454,454	733,676
Other accrued expenses	113,437	137,125	209,646
Distribution fees payable to affiliates	16,035	26,218	66,894
Investment management fees payable to affiliates	14,391	24,745	92,578
Distribution payable	13,261	76,543	102,449
Administration expenses payable to affiliates	12,940	16,290	15,792
Total Liabilities	4,776,019	735,375	5,683,086
Total Net Assets	$117,294,965	$185,939,990	$389,798,191

Net Assets Consist of:
Paid-in capital	$134,464,613	$197,817,745	$420,440,131
Total distributable earnings (loss)	(17,169,648)	(11,877,755)	(30,641,940)
Total Net Assets	$117,294,965	$185,939,990	$389,798,191

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Net Asset Value

Class A:
Net assets	$63,755,847	$122,038,589	$312,820,695
Shares of beneficial interest outstanding, unlimited authorization, no par	6,265,695	11,882,042	44,092,239
Net asset value per share	$10.18	$10.27	$7.09
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.66	$10.75	$7.42

Class C:
Net assets	$4,679,025	$2,741,090	$9,177,037
Shares of beneficial interest outstanding, unlimited authorization, no par	460,105	267,511	1,293,171
Net asset value per share	$10.17	$10.25	$7.10

Institutional Class:
Net assets	$48,860,093	$61,160,311	$67,800,459
Shares of beneficial interest outstanding, unlimited authorization, no par	4,800,656	5,959,668	9,563,545
Net asset value per share	$10.18	$10.26	$7.09

* Investments, at cost	$124,970,744	$194,228,280	$401,145,357

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2023 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Investment Income:
Interest	$1,405,372	$3,442,063	$4,474,751

Expenses:
Management fees	172,146	436,276	592,162
Distribution expenses — Class A	65,570	85,089	166,988
Distribution expenses — Class C	4,842	11,196	21,266
Dividend disbursing and transfer agent fees and expenses	30,607	39,248	78,472
Accounting and administration expenses	24,294	29,772	34,326
Audit and tax fees	20,145	20,145	20,145
Registration fees	10,051	12,721	6,581
Reports and statements to shareholders expenses	7,034	7,942	12,241
Legal fees	2,695	4,006	7,209
Trustees’ fees and expenses	1,794	2,834	4,996
Custodian fees	1,403	1,826	3,562
Other	10,785	14,441	15,510
	351,366	665,496	963,458
Less expenses waived	(77,757)	(122,906)	(161,328)
Less expenses paid indirectly	(4)	(12)	(11)
Total operating expenses	273,605	542,578	802,119
Net Investment Income (Loss)	1,131,767	2,899,485	3,672,632

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(776,952)	(1,026,452)	(3,486,976)
Net change in unrealized appreciation (depreciation) on investments	(2,172,118)	(3,748,242)	(3,180,868)
Net Realized and Unrealized Gain (Loss)	(2,949,070)	(4,774,694)	(6,667,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,817,303)	$(1,875,209)	$(2,995,212)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
Investment Income:
Interest	$2,327,612	$3,982,767	$8,763,480

Expenses:
Management fees	314,408	510,617	1,072,663
Distribution expenses — Class A	77,982	153,334	384,221
Distribution expenses — Class C	24,159	15,513	47,455
Dividend disbursing and transfer agent fees and expenses	50,898	57,710	135,215
Accounting and administration expenses	27,447	32,111	46,536
Audit and tax fees	20,145	20,145	20,145
Reports and statements to shareholders expenses	7,662	11,407	23,621
Registration fees	4,987	12,424	9,555
Legal fees	3,897	6,429	13,729
Trustees’ fees and expenses	2,865	4,076	9,135
Custodian fees	1,964	3,227	6,460
Other	11,672	17,264	18,536
	548,086	844,257	1,787,271
Less expenses waived	(97,142)	(164,617)	(204,576)
Less expenses paid indirectly	(4)	(33)	(34)
Total operating expenses	450,940	679,607	1,582,661
Net Investment Income (Loss)	1,876,672	3,303,160	7,180,819

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,910,066)	(1,413,340)	(7,564,936)
Net change in unrealized appreciation (depreciation) on investments	(1,408,785)	(4,350,847)	(5,249,083)
Net Realized and Unrealized Gain (Loss)	(3,318,851)	(5,764,187)	(12,814,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,442,179)	$(2,461,027)	$(5,633,200)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,131,767	$2,351,650
Net realized gain (loss)	(776,952)	(457,665)
Net change in unrealized appreciation (depreciation)	(2,172,118)	(11,758,111)
Net increase (decrease) in net assets resulting from operations	(1,817,303)	(9,864,126)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(856,470)	(2,089,058)
Class C	(12,171)	(33,764)
Institutional Class	(271,366)	(767,658)
	(1,140,007)	(2,890,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,213,077	3,450,236
Class C	62,026	265,951
Institutional Class	2,324,322	11,245,008

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	771,709	1,904,687
Class C	12,169	32,694
Institutional Class	262,294	736,314
	4,645,597	17,634,890

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,191,957)	$(5,846,661)
Class C	(238,708)	(514,815)
Institutional Class	(7,281,795)	(12,026,164)
	(15,712,460)	(18,387,640)
Decrease in net assets derived from capital share transactions	(11,066,863)	(752,750)
Net Decrease in Net Assets	(14,024,173)	(13,507,356)

Net Assets:
Beginning of period	76,876,335	90,383,691
End of period	$62,852,162	$76,876,335

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,899,485	$4,229,613
Net realized gain (loss)	(1,026,452)	(1,460,722)
Net change in unrealized appreciation (depreciation)	(3,748,242)	(18,215,437)
Net increase (decrease) in net assets resulting from operations	(1,875,209)	(15,446,546)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,180,946)	(2,432,541)
Class C	(30,419)	(76,340)
Institutional Class	(1,643,747)	(1,926,235)
	(2,855,112)	(4,435,116)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,101,352	20,137,487
Class C	329,408	454,010
Institutional Class	57,215,268	71,643,689

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,078,837	2,220,247
Class C	29,967	73,058
Institutional Class	1,437,421	1,525,423
	67,192,253	96,053,914

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,467,770)	$(25,977,701)
Class C	(767,663)	(1,431,105)
Institutional Class	(26,231,484)	(30,974,449)
	(35,466,917)	(58,383,255)
Increase in net assets derived from capital share transactions	31,725,336	37,670,659
Net Increase in Net Assets	26,995,015	17,788,997

Net Assets:
Beginning of period	153,686,561	135,897,564
End of period	$180,681,576	$153,686,561

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,672,632	$6,853,984
Net realized gain (loss)	(3,486,976)	(2,049,598)
Net change in unrealized appreciation (depreciation)	(3,180,868)	(28,878,750)
Net increase (decrease) in net assets resulting from operations	(2,995,212)	(24,074,364)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,179,525)	(4,285,002)
Class C	(53,353)	(121,908)
Institutional Class	(1,361,524)	(2,423,301)
	(3,594,402)	(6,830,211)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,501,077	14,671,622
Class C	238,508	624,715
Institutional Class	18,846,127	48,683,482

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,002,791	3,898,619
Class C	52,305	120,257
Institutional Class	1,275,035	2,295,028
	25,915,843	70,293,723

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(12,258,776)	$(20,207,612)
Class C	(1,322,122)	(1,856,539)
Institutional Class	(22,565,137)	(34,252,508)
	(36,146,035)	(56,316,659)
Increase (decrease) in net assets derived from capital share transactions	(10,230,192)	13,977,064
Net Decrease in Net Assets	(16,819,806)	(16,927,511)

Net Assets:
Beginning of period	230,180,436	247,107,947
End of period	$213,360,630	$230,180,436

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,876,672	$3,528,605
Net realized gain (loss)	(1,910,066)	(2,007,208)
Net change in unrealized appreciation (depreciation)	(1,408,785)	(15,656,297)
Net increase (decrease) in net assets resulting from operations	(1,442,179)	(14,134,900)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(979,805)	(1,825,616)
Class C	(57,818)	(112,483)
Institutional Class	(799,106)	(1,570,088)
	(1,836,729)	(3,508,187)

Capital Share Transactions:
Proceeds from shares sold:
Class A	10,491,339	13,572,945
Class C	434,438	873,521
Institutional Class	13,493,409	28,883,730

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	938,987	1,745,380
Class C	57,726	109,662
Institutional Class	761,656	1,491,925
	26,177,555	46,677,163

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,132,174)	$(10,298,057)
Class C	(681,068)	(1,623,624)
Institutional Class	(13,427,190)	(24,398,399)
	(27,240,432)	(36,320,080)
Increase (decrease) in net assets derived from capital share transactions	(1,062,877)	10,357,083
Net Decrease in Net Assets	(4,341,785)	(7,286,004)

Net Assets:
Beginning of period	121,636,750	128,922,754
End of period	$117,294,965	$121,636,750

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,303,160	$5,752,659
Net realized gain (loss)	(1,413,340)	(413,164)
Net change in unrealized appreciation (depreciation)	(4,350,847)	(26,046,535)
Net increase (decrease) in net assets resulting from operations	(2,461,027)	(20,707,040)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,086,579)	(4,051,766)
Class C	(41,026)	(86,390)
Institutional Class	(1,094,245)	(1,607,905)
	(3,221,850)	(5,746,061)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,274,468	10,730,406
Class C	327,694	727,697
Institutional Class	22,180,005	46,697,915

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,754,494	3,353,448
Class C	32,814	60,731
Institutional Class	948,674	1,436,549
	33,518,149	63,006,746

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,046,847)	$(25,585,926)
Class C	(1,319,708)	(1,126,545)
Institutional Class	(24,514,976)	(28,165,210)
	(40,881,531)	(54,877,681)
Increase (decrease) in net assets derived from capital share transactions	(7,363,382)	8,129,065
Net Decrease in Net Assets	(13,046,259)	(18,324,036)

Net Assets:
Beginning of period	198,986,249	217,310,285
End of period	$185,939,990	$198,986,249

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,180,819	$12,352,695
Net realized gain (loss)	(7,564,936)	(4,807,510)
Net change in unrealized appreciation (depreciation)	(5,249,083)	(52,099,049)
Net increase (decrease) in net assets resulting from operations	(5,633,200)	(44,553,864)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(5,794,429)	(11,150,166)
Class C	(139,501)	(292,574)
Institutional Class	(1,327,359)	(2,439,217)
	(7,261,289)	(13,881,957)

Capital Share Transactions:
Proceeds from shares sold:
Class A	73,920,310	109,442,517
Class C	1,091,108	1,733,363
Institutional Class	24,670,265	41,965,797

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,186,685	10,037,495
Class C	134,319	285,547
Institutional Class	1,295,783	2,360,450
	106,298,470	165,825,169

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months ended 2/28/23 (Unaudited)	Year ended 8/31/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(94,707,037)	$(118,594,370)
Class C	(2,264,726)	(3,825,938)
Institutional Class	(28,314,795)	(34,576,771)
	(125,286,558)	(156,997,079)
Increase (decrease) in net assets derived from capital share transactions	(18,988,088)	8,828,090
Net Decrease in Net Assets	(31,882,577)	(49,607,731)

Net Assets:
Beginning of period	421,680,768	471,288,499
End of period	$389,798,191	$421,680,768

See accompanying notes, which are an integral part of the financial statements.

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Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.40	$12.09	$11.55	$11.70	$11.24	$11.48

0.16	0.30	0.31	0.33	0.37	0.36
(0.42)	(1.61)	0.55	(0.13)	0.46	(0.24)
(0.26)	(1.31)	0.86	0.20	0.83	0.12

(0.16)	(0.30)	(0.31)	(0.35)	(0.37)	(0.36)
— [3]	(0.08)	(0.01)	—	—	—
(0.16)	(0.38)	(0.32)	(0.35)	(0.37)	(0.36)

$9.98	$10.40	$12.09	$11.55	$11.70	$11.24

(2.46)%	(11.06)%	7.51%	1.79%	7.51%	1.11%

$48,504	$56,882	$66,710	$62,186	$62,033	$63,327
0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
1.07%	1.01%	1.00%	1.01%	1.02%	1.00%
3.24%	2.70%	2.60%	2.87%	3.29%	3.23%
3.01%	2.53%	2.44%	2.70%	3.11%	3.07%
8%	30%	19%	36%	31%	6%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.43	$12.12	$11.58	$11.73	$11.27	$11.51

0.12	0.22	0.22	0.24	0.28	0.28
(0.42)	(1.61)	0.55	(0.12)	0.46	(0.24)
(0.30)	(1.39)	0.77	0.12	0.74	0.04

(0.12)	(0.22)	(0.22)	(0.27)	(0.28)	(0.28)
— [3]	(0.08)	(0.01)	—	—	—
(0.12)	(0.30)	(0.23)	(0.27)	(0.28)	(0.28)

$10.01	$10.43	$12.12	$11.58	$11.73	$11.27

(2.82)%	(11.70)%	6.70%	1.03%	6.70%	0.36%

$910	$1,119	$1,527	$2,561	$3,100	$3,122
1.59%	1.59%	1.59%	1.59%	1.59%	1.59%
1.82%	1.76%	1.75%	1.76%	1.77%	1.75%
2.49%	1.95%	1.85%	2.12%	2.54%	2.48%
2.26%	1.78%	1.69%	1.95%	2.36%	2.32%
8%	30%	19%	36%	31%	6%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.40	$12.09	$11.55	$11.70	$11.24	$11.48

0.17	0.33	0.34	0.36	0.39	0.39
(0.42)	(1.61)	0.55	(0.13)	0.46	(0.24)
(0.25)	(1.28)	0.89	0.23	0.85	0.15

(0.17)	(0.33)	(0.34)	(0.38)	(0.39)	(0.39)
— [3]	(0.08)	(0.01)	—	—	—
(0.17)	(0.41)	(0.35)	(0.38)	(0.39)	(0.39)

$9.98	$10.40	$12.09	$11.55	$11.70	$11.24

(2.34)%	(10.84)%	7.78%	2.05%	7.78%	1.36%

$13,438	$18,875	$22,147	$15,072	$14,136	$10,097
0.59%	0.59%	0.59%	0.59%	0.59%	0.59%
0.82%	0.76%	0.75%	0.76%	0.77%	0.75%
3.49%	2.95%	2.85%	3.12%	3.54%	3.48%
3.26%	2.78%	2.69%	2.95%	3.36%	3.32%
8%	30%	19%	36%	31%	6%

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.97	$12.64	$12.18	$12.49	$11.98	$12.26

0.18	0.35	0.37	0.38	0.40	0.40
(0.27)	(1.65)	0.46	(0.20)	0.53	(0.28)
(0.09)	(1.30)	0.83	0.18	0.93	0.12

(0.18)	(0.35)	(0.37)	(0.38)	(0.40)	(0.40)
—	(0.02)	—	(0.11)	(0.02)	—
(0.18)	(0.37)	(0.37)	(0.49)	(0.42)	(0.40)

$10.70	$10.97	$12.64	$12.18	$12.49	$11.98

(0.75)%	(10.48)%	6.88%	1.59%	7.99%	1.00%

$69,214	$71,308	$86,059	$44,059	$42,203	$53,171
0.81%	0.82%	0.86%	0.82%	0.82%	0.82%
0.96%	0.99%	1.06%	1.03%	1.03%	1.02%
3.53%	2.94%	2.95%	3.17%	3.36%	3.30%
3.38%	2.77%	2.75%	2.96%	3.15%	3.10%
9%	31%	14%	36%	32%	16%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$11.00	$12.66	$12.21	$12.52	$12.00	$12.28

0.14	0.26	0.27	0.29	0.32	0.31
(0.28)	(1.64)	0.45	(0.20)	0.54	(0.28)
(0.14)	(1.38)	0.72	0.09	0.86	0.03

(0.14)	(0.26)	(0.27)	(0.29)	(0.32)	(0.31)
—	(0.02)	—	(0.11)	(0.02)	—
(0.14)	(0.28)	(0.27)	(0.40)	(0.34)	(0.31)

$10.72	$11.00	$12.66	$12.21	$12.52	$12.00

(1.21)%	(11.05)%	5.99%	0.83%	7.26%	0.25%

$2,005	$2,479	$3,843	$6,829	$11,551	$13,015
1.56%	1.57%	1.61%	1.57%	1.57%	1.57%
1.71%	1.74%	1.81%	1.78%	1.78%	1.77%
2.78%	2.19%	2.20%	2.42%	2.61%	2.55%
2.63%	2.02%	2.00%	2.21%	2.40%	2.35%
9%	31%	14%	36%	32%	16%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.97	$12.64	$12.18	$12.49	$11.98	$12.26

0.20	0.38	0.40	0.41	0.43	0.43
(0.27)	(1.65)	0.46	(0.20)	0.53	(0.28)
(0.07)	(1.27)	0.86	0.21	0.96	0.15

(0.20)	(0.38)	(0.40)	(0.41)	(0.43)	(0.43)
—	(0.02)	—	(0.11)	(0.02)	—
(0.20)	(0.40)	(0.40)	(0.52)	(0.45)	(0.43)

$10.70	$10.97	$12.64	$12.18	$12.49	$11.98

(0.63)%	(10.26)%	7.14%	1.84%	8.25%	1.26%

$109,463	$79,900	$45,996	$34,098	$44,646	$32,953
0.56%	0.57%	0.61%	0.57%	0.57%	0.57%
0.71%	0.74%	0.81%	0.78%	0.78%	0.77%
3.78%	3.19%	3.20%	3.42%	3.61%	3.55%
3.63%	3.02%	3.00%	3.21%	3.40%	3.35%
9%	31%	14%	36%	32%	16%

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.30	$11.70	$11.36	$11.48	$11.04	$11.28

0.16	0.30	0.29	0.33	0.37	0.37
(0.29)	(1.40)	0.34	(0.12)	0.44	(0.24)
(0.13)	(1.10)	0.63	0.21	0.81	0.13

(0.16)	(0.30)	(0.29)	(0.33)	(0.37)	(0.37)
(0.16)	(0.30)	(0.29)	(0.33)	(0.37)	(0.37)

$10.01	$10.30	$11.70	$11.36	$11.48	$11.04

(1.22)%	(9.49)%	5.64%	1.88%	7.48%	1.22%

$132,122	$142,904	$164,258	$162,955	$167,136	$164,087
0.82%	0.82%	0.83%	0.84%	0.84%	0.84%
0.97%	0.96%	0.96%	0.96%	0.97%	0.97%
3.34%	2.76%	2.54%	2.91%	3.31%	3.36%
3.19%	2.62%	2.41%	2.79%	3.18%	3.23%
18%	24%	10%	18%	16%	6%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.32	$11.73	$11.39	$11.51	$11.07	$11.31

0.13	0.22	0.21	0.24	0.29	0.29
(0.28)	(1.41)	0.34	(0.12)	0.44	(0.24)
(0.15)	(1.19)	0.55	0.12	0.73	0.05

(0.13)	(0.22)	(0.21)	(0.24)	(0.29)	(0.29)
(0.13)	(0.22)	(0.21)	(0.24)	(0.29)	(0.29)

$10.04	$10.32	$11.73	$11.39	$11.51	$11.07

(1.49)%	(10.22)%	4.85%	1.12%	6.67%	0.47%

$3,683	$4,845	$6,758	$8,121	$10,364	$10,923
1.57%	1.57%	1.58%	1.59%	1.59%	1.59%
1.72%	1.71%	1.71%	1.71%	1.72%	1.72%
2.59%	2.01%	1.79%	2.16%	2.56%	2.61%
2.44%	1.87%	1.66%	2.04%	2.43%	2.48%
18%	24%	10%	18%	16%	6%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.30	$11.70	$11.36	$11.48	$11.04	$11.28

0.18	0.33	0.32	0.36	0.40	0.40
(0.29)	(1.40)	0.34	(0.12)	0.44	(0.24)
(0.11)	(1.07)	0.66	0.24	0.84	0.16

(0.18)	(0.33)	(0.32)	(0.36)	(0.40)	(0.40)
(0.18)	(0.33)	(0.32)	(0.36)	(0.40)	(0.40)

$10.01	$10.30	$11.70	$11.36	$11.48	$11.04

(1.10)%	(9.27)%	5.91%	2.14%	7.74%	1.47%

$77,556	$82,431	$76,092	$51,941	$42,317	$27,433
0.57%	0.57%	0.58%	0.59%	0.59%	0.59%
0.72%	0.71%	0.71%	0.71%	0.72%	0.72%
3.59%	3.01%	2.79%	3.16%	3.56%	3.61%
3.44%	2.87%	2.66%	3.04%	3.43%	3.48%
18%	24%	10%	18%	16%	6%

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.44	$11.91	$11.52	$11.65	$11.21	$11.49

0.16	0.30	0.30	0.33	0.35	0.34
(0.26)	(1.47)	0.39	(0.13)	0.44	(0.28)
(0.10)	(1.17)	0.69	0.20	0.79	0.06

(0.16)	(0.30)	(0.30)	(0.33)	(0.35)	(0.34)
(0.16)	(0.30)	(0.30)	(0.33)	(0.35)	(0.34)

$10.18	$10.44	$11.91	$11.52	$11.65	$11.21

(0.95)%	(10.00)%	6.03%	1.77%	7.19%	0.56%

$63,756	$67,247	$71,345	$60,667	$55,480	$59,425
0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
1.03%	1.01%	1.01%	1.02%	1.03%	1.01%
3.21%	2.62%	2.53%	2.87%	3.11%	3.04%
3.04%	2.47%	2.38%	2.71%	2.94%	2.89%
17%	38%	17%	22%	14%	11%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.44	$11.90	$11.51	$11.64	$11.20	$11.48

0.12	0.21	0.21	0.24	0.27	0.26
(0.27)	(1.46)	0.39	(0.13)	0.44	(0.28)
(0.15)	(1.25)	0.60	0.11	0.71	(0.02)

(0.12)	(0.21)	(0.21)	(0.24)	(0.27)	(0.26)
(0.12)	(0.21)	(0.21)	(0.24)	(0.27)	(0.26)

$10.17	$10.44	$11.90	$11.51	$11.64	$11.20

(1.41)%	(10.59)%	5.24%	1.00%	6.40%	(0.19)%

$4,679	$4,997	$6,453	$8,819	$12,875	$17,597
1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
1.78%	1.76%	1.76%	1.77%	1.78%	1.76%
2.46%	1.87%	1.78%	2.12%	2.36%	2.29%
2.29%	1.72%	1.63%	1.96%	2.19%	2.14%
17%	38%	17%	22%	14%	11%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.44	$11.91	$11.52	$11.65	$11.21	$11.49

0.17	0.32	0.33	0.36	0.38	0.37
(0.26)	(1.47)	0.39	(0.13)	0.44	(0.28)
(0.09)	(1.15)	0.72	0.23	0.82	0.09

(0.17)	(0.32)	(0.33)	(0.36)	(0.38)	(0.37)
(0.17)	(0.32)	(0.33)	(0.36)	(0.38)	(0.37)

$10.18	$10.44	$11.91	$11.52	$11.65	$11.21

(0.83)%	(9.77)%	6.29%	2.02%	7.46%	0.82%

$48,860	$49,393	$51,125	$36,057	$35,157	$21,310
0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
0.78%	0.76%	0.76%	0.77%	0.78%	0.76%
3.46%	2.87%	2.78%	3.12%	3.36%	3.29%
3.29%	2.72%	2.63%	2.96%	3.19%	3.14%
17%	38%	17%	22%	14%	11%

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.56	$12.06	$11.66	$11.86	$11.33	$11.62

0.17	0.31	0.29	0.33	0.36	0.36
(0.29)	(1.50)	0.45	(0.14)	0.53	(0.29)
(0.12)	(1.19)	0.74	0.19	0.89	0.07

(0.17)	(0.31)	(0.29)	(0.33)	(0.36)	(0.36)
—	— [3]	(0.05)	(0.06)	—	—
(0.17)	(0.31)	(0.34)	(0.39)	(0.36)	(0.36)

$10.27	$10.56	$12.06	$11.66	$11.86	$11.33

(1.08)%	(9.96)%	6.46%	1.68%	8.00%	0.60%

$122,039	$130,721	$161,593	$42,514	$36,058	$38,139
0.80%	0.80%	0.83%	0.80%	0.80%	0.80%
0.98%	0.97%	1.01%	1.05%	1.07%	1.08%
3.49%	2.78%	2.47%	2.86%	3.12%	3.10%
3.31%	2.61%	2.29%	2.61%	2.85%	2.82%
16%	30%	13%	31%	21%	10%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.53	$12.03	$11.63	$11.83	$11.30	$11.59

0.13	0.23	0.21	0.24	0.27	0.27
(0.28)	(1.50)	0.45	(0.14)	0.53	(0.29)
(0.15)	(1.27)	0.66	0.10	0.80	(0.02)

(0.13)	(0.23)	(0.21)	(0.24)	(0.27)	(0.27)
—	— [3]	(0.05)	(0.06)	—	—
(0.13)	(0.23)	(0.26)	(0.30)	(0.27)	(0.27)

$10.25	$10.53	$12.03	$11.63	$11.83	$11.30

(1.36)%	(10.66)%	5.68%	0.92%	7.20%	(0.16)%

$2,741	$3,818	$4,720	$7,037	$13,459	$14,941
1.55%	1.55%	1.58%	1.55%	1.55%	1.55%
1.73%	1.72%	1.76%	1.80%	1.82%	1.83%
2.74%	2.02%	1.72%	2.11%	2.37%	2.35%
2.56%	1.85%	1.54%	1.86%	2.10%	2.07%
16%	30%	13%	31%	21%	10%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$10.55	$12.06	$11.66	$11.85	$11.33	$11.61

0.19	0.34	0.32	0.36	0.38	0.39
(0.29)	(1.51)	0.45	(0.13)	0.52	(0.28)
(0.10)	(1.17)	0.77	0.23	0.90	0.11

(0.19)	(0.34)	(0.32)	(0.36)	(0.38)	(0.39)
—	— [3]	(0.05)	(0.06)	—	—
(0.19)	(0.34)	(0.37)	(0.42)	(0.38)	(0.39)

$10.26	$10.55	$12.06	$11.66	$11.85	$11.33

(0.96)%	(9.82)%	6.73%	2.03%	8.17%	0.93%

$61,160	$64,447	$50,997	$38,394	$39,363	$32,981
0.55%	0.55%	0.58%	0.55%	0.55%	0.55%
0.73%	0.72%	0.76%	0.80%	0.82%	0.83%
3.74%	3.03%	2.72%	3.11%	3.37%	3.35%
3.56%	2.86%	2.54%	2.86%	3.10%	3.07%
16%	30%	13%	31%	21%	10%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$7.31	$8.34	$8.06	$8.25	$7.93	$8.14

0.13	0.22	0.23	0.25	0.28	0.28
(0.22)	(1.00)	0.32	(0.11)	0.32	(0.20)
(0.09)	(0.78)	0.55	0.14	0.60	0.08

(0.13)	(0.22)	(0.23)	(0.25)	(0.28)	(0.28)
—	(0.03)	(0.04)	(0.08)	—	(0.01)
(0.13)	(0.25)	(0.27)	(0.33)	(0.28)	(0.29)

$7.09	$7.31	$8.34	$8.06	$8.25	$7.93

(1.20)%	(9.59)%	7.04%	1.72%	7.72%	0.93%

$312,821	$338,811	$384,915	$364,480	$376,965	$378,038
0.84%	0.84%	0.83%	0.83%	0.85%	0.88%
0.94%	0.94%	0.92%	0.92%	0.93%	0.93%
3.66%	2.75%	2.86%	3.09%	3.49%	3.48%
3.56%	2.65%	2.77%	3.00%	3.41%	3.43%
24%	47%	32%	40%	23%	19%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$7.31	$8.34	$8.06	$8.25	$7.93	$8.14

0.10	0.16	0.17	0.19	0.22	0.22
(0.21)	(1.00)	0.32	(0.11)	0.32	(0.20)
(0.11)	(0.84)	0.49	0.08	0.54	0.02

(0.10)	(0.16)	(0.17)	(0.19)	(0.22)	(0.22)
—	(0.03)	(0.04)	(0.08)	—	(0.01)
(0.10)	(0.19)	(0.21)	(0.27)	(0.22)	(0.23)

$7.10	$7.31	$8.34	$8.06	$8.25	$7.93

(1.43)%	(10.27)%	6.24%	0.95%	6.91%	0.16%

$9,177	$10,540	$14,040	$19,009	$25,065	$26,376
1.59%	1.59%	1.59%	1.59%	1.61%	1.64%
1.69%	1.69%	1.68%	1.68%	1.69%	1.69%
2.90%	1.99%	2.10%	2.33%	2.73%	2.72%
2.80%	1.89%	2.01%	2.24%	2.65%	2.67%
24%	47%	32%	40%	23%	19%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/23[1]	Year ended
(Unaudited)	8/31/22	8/31/21	8/31/20	8/31/19	8/31/18
$7.31	$8.33	$8.05	$8.25	$7.92	$8.13

0.14	0.24	0.25	0.27	0.30	0.30
(0.22)	(0.99)	0.32	(0.12)	0.33	(0.20)
(0.08)	(0.75)	0.57	0.15	0.63	0.10

(0.14)	(0.24)	(0.25)	(0.27)	(0.30)	(0.30)
—	(0.03)	(0.04)	(0.08)	—	(0.01)
(0.14)	(0.27)	(0.29)	(0.35)	(0.30)	(0.31)

$7.09	$7.31	$8.33	$8.05	$8.25	$7.92

(1.08)%	(9.26)%	7.31%	1.84%	8.12%	1.16%

$67,800	$72,330	$72,333	$55,919	$47,241	$41,427
0.59%	0.59%	0.59%	0.59%	0.61%	0.64%
0.69%	0.69%	0.68%	0.68%	0.69%	0.69%
3.90%	2.99%	3.10%	3.33%	3.73%	3.72%
3.80%	2.89%	3.01%	3.24%	3.65%	3.67%
24%	47%	32%	40%	23%	19%

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds	February 28, 2023 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). Each Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund prior to December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year. If DDLP paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares of Delaware Tax-Free Arizona Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, or Delaware Tax-Free Pennsylvania Fund on or after December 2, 2019, or for shares of Delaware Tax-Free California Fund or Delaware Tax-Free New York Fund on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Funds’ Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended February 28, 2023, and for all open tax years (years ended August 31, 2019 – August 31, 2022), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended February 28, 2023, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
On the first $500 million	0.5000%	0.5500%	0.5500%	0.5500%	0.5500%	0.5500%
On the next $500 million	0.4750%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from September 1, 2022 through February 28, 2023.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets (per annum) September 1, 2022- December 28, 2022	Operating expense limitation as a percentage of average daily net assets (per annum) December 29, 2022- February 28, 2023
Delaware Tax-Free Arizona Fund	0.59%	0.59%
Delaware Tax-Free California Fund	0.57%	0.55%
Delaware Tax-Free Colorado Fund	0.57%	0.57%
Delaware Tax-Free Idaho Fund	0.61%	0.61%
Delaware Tax-Free New York Fund	0.55%	0.55%
Delaware Tax-Free Pennsylvania Fund	0.59%	0.59%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$5,846
Delaware Tax-Free California Fund	7,918
Delaware Tax-Free Colorado Fund	8,963
Delaware Tax-Free Idaho Fund	6,963
Delaware Tax-Free New York Fund	8,768
Delaware Tax-Free Pennsylvania Fund	11,360

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended February 28, 2023, each Fund paid for these services as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$10,240
Delaware Tax-Free California Fund	32,570
Delaware Tax-Free Colorado Fund	38,310
Delaware Tax-Free Idaho Fund	23,186
Delaware Tax-Free New York Fund	26,002
Delaware Tax-Free Pennsylvania Fund	85,353

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended February 28, 2023, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax-Free Arizona Fund	$859
Delaware Tax-Free California Fund	1,670
Delaware Tax-Free Colorado Fund	2,581
Delaware Tax-Free Idaho Fund	1,348
Delaware Tax-Free New York Fund	2,194
Delaware Tax-Free Pennsylvania Fund	4,670

For the six months ended February 28, 2023, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Tax-Free Arizona Fund	$125
Delaware Tax-Free California Fund	994
Delaware Tax-Free Colorado Fund	528
Delaware Tax-Free Idaho Fund	2,174
Delaware Tax-Free New York Fund	1,586
Delaware Tax-Free Pennsylvania Fund	3,235

For the six months ended February 28, 2023, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Tax-Free Arizona Fund	$2,872	$—
Delaware Tax-Free California Fund	108	323
Delaware Tax-Free Colorado Fund	21,766	26
Delaware Tax-Free Idaho Fund	478	520
Delaware Tax-Free New York Fund	90	340
Delaware Tax-Free Pennsylvania Fund	7,146	26

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended February 28, 2023, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Boards review a report related to the Funds’ compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended February 28, 2023, the following Funds engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax-Free Arizona Fund	$1,000,000	$—	$—
Delaware Tax-Free California Fund	1,000,022	2,300,266	—
Delaware Tax-Free Colorado Fund	100,003	—	—
Delaware Tax-Free New York Fund	—	850,107	—

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds including exchange-traded funds (ETFs) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

*	The aggregate contractual waiver period covering this report is from December 29, 2021 through December 29, 2023.

3. Investments

For the six months ended February 28, 2023, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax-Free Arizona Fund	$5,253,852	$16,188,210
Delaware Tax-Free California Fund	48,049,448	14,216,944
Delaware Tax-Free Colorado Fund	38,546,313	45,719,284
Delaware Tax-Free Idaho Fund	21,120,953	19,301,428
Delaware Tax-Free New York Fund	28,944,114	33,054,754
Delaware Tax-Free Pennsylvania Fund	92,757,024	116,796,642

At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2023, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Fund	Cost of investments	Aggregate unrealized appreciation of investments	Aggregate unrealized depreciation of investments	Net unrealized appreciation (depreciation) of investments
Delaware Tax-Free Arizona Fund	$69,194,617	$241,842	$(6,953,728)	$(6,711,886)
Delaware Tax-Free California Fund	189,103,167	1,423,395	(12,038,065)	(10,614,670)
Delaware Tax-Free Colorado Fund	225,203,653	927,269	(14,995,338)	(14,068,069)
Delaware Tax-Free Idaho Fund	124,970,744	338,468	(9,189,847)	(8,851,379)
Delaware Tax-Free New York Fund	194,228,280	1,744,247	(11,516,814)	(9,772,567)
Delaware Tax-Free Pennsylvania Fund	401,145,357	5,158,356	(23,194,093)	(18,035,737)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 −	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 −	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 −	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of February 28, 2023:

Delaware Tax-Free Arizona Fund
Level 2
Securities
Assets:
Municipal Bonds	$61,932,731
Short-Term Investments	550,000
Total Value of Securities	$62,482,731

Delaware Tax-Free California Fund
Level 2
Securities
Assets:
Municipal Bonds	$172,838,497
Short-Term Investments	5,650,000
Total Value of Securities	$178,488,497

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$210,109,155	$210,109,155
Short-Term Investments[1]	26,429	1,000,000	1,026,429
Total Value of Securities	$26,429	$211,109,155	$211,135,584

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Securities
Assets:
Municipal Bonds	$—	$115,200,138	$115,200,138
Short-Term Investments	919,227	—	919,227
Total Value of Securities	$919,227	$115,200,138	$116,119,365

Delaware Tax-Free New York Fund
Level 2
Securities
Assets:
Municipal Bonds	$182,945,713
Short-Term Investments	1,510,000
Total Value of Securities	$184,455,713

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

3. Investments (continued)

Delaware Tax-Free Pennsylvania Fund
Level 2
Securities
Assets:
Municipal Bonds	$383,109,620

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Short-Term Investments	2.57%	97.43%	100.00%

During the six months ended February 28, 2023, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Fund’s net assets. During the six months ended February 28, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	120,523	300,220	668,226	1,745,483	350,066	1,335,477
Class C	6,018	24,116	30,145	38,036	23,722	55,260
Institutional Class	233,729	1,007,938	5,287,468	6,229,536	1,881,365	4,468,748

Shares issued upon reinvestment of dividends and distributions:
Class A	77,479	168,065	101,730	187,969	201,035	355,561
Class C	1,219	2,871	2,823	6,147	5,241	10,933
Institutional Class	26,371	64,976	135,303	130,790	128,010	209,604
	465,339	1,568,186	6,225,695	8,337,961	2,589,439	6,435,583

Shares redeemed:
Class A	(808,216)	(519,951)	(798,929)	(2,244,604)	(1,230,804)	(1,850,043)
Class C	(23,702)	(45,692)	(71,397)	(122,243)	(131,375)	(172,957)
Institutional Class	(728,678)	(1,090,512)	(2,473,789)	(2,718,798)	(2,267,019)	(3,176,192)
	(1,560,596)	(1,656,155)	(3,344,115)	(5,085,645)	(3,629,198)	(5,199,192)
Net increase (decrease)	(1,095,257)	(87,969)	2,881,580	3,252,316	(1,039,759)	1,236,391

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund		Pennsylvania Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	2/28/23	8/31/22	2/28/23	8/31/22	2/28/23	8/31/22
Shares sold:
Class A	1,028,909	1,222,948	799,923	967,256	10,548,100	14,365,895
Class C	42,559	74,579	31,154	65,179	153,253	217,372
Institutional Class	1,329,737	2,537,889	2,162,826	4,263,727	3,536,248	5,473,407

Shares issued upon reinvestment of dividends and distributions:
Class A	92,901	156,483	172,159	297,179	736,729	1,283,255
Class C	5,718	9,851	3,228	5,413	19,076	36,449
Institutional Class	75,385	133,514	93,115	127,769	184,104	302,064
	2,575,209	4,135,264	3,262,405	5,726,523	15,177,510	21,678,442
Shares redeemed:
Class A	(1,296,566)	(930,517)	(1,472,381)	(2,279,699)	(13,530,908)	(15,469,049)
Class C	(67,026)	(147,945)	(129,344)	(100,403)	(320,329)	(495,841)
Institutional Class	(1,333,828)	(2,234,652)	(2,406,035)	(2,511,065)	(4,056,441)	(4,556,076)
	(2,697,420)	(3,313,114)	(4,007,760)	(4,891,167)	(17,907,678)	(20,520,966)
Net increase (decrease)	(122,211)	822,150	(745,355)	835,356	(2,730,168)	1,157,476

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and above and on the “Statements of changes in net assets.” For the six months ended February 28, 2023 and the year ended August 31, 2022, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Arizona Fund
Six months ended
2/28/23	—	—	29,308	29,308	—	$287,804
Year ended
8/31/22	8,660	4,736	—	—	13,404	157,073

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free California Fund
Six months ended
2/28/23	1,689	—	—	—	1,689	$18,697

Delaware Tax-Free Colorado Fund
Six months ended
2/28/23	66,136	—	—	—	66,136	662,289
Year ended
8/31/22	28,759	29,958	—	—	58,786	624,114

Delaware Tax-Free Idaho Fund
Year ended
8/31/22	—	2,774	—	868	1,906	31,924

Delaware Tax-Free New York Fund
Six months ended
2/28/23	20,232	34	—	34	20,252	203,047
Year ended
8/31/22	2,825	299	—	298	2,833	37,182

Delaware Tax-Free Pennsylvania Fund
Six months ended
2/28/23	90,599	11,421	—	11,431	90,672	725,715
Year ended
8/31/22	59,419	9,495	—	9,502	59,480	539,221

Delaware Tax-Free Idaho Fund did not have any exchange transactions for the six months ended February 28, 2023.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 31, 2022.

On October 31, 2022, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $355,000,000 revolving line of credit to be used as described above. It

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

5. Line of Credit (continued)

operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 30, 2023.

Each Fund had no amounts outstanding as of February 28, 2023, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

From time to time, each Fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent each Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with US investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Notes to financial statements

Delaware Funds by Macquarie® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

Bonds are considered “pre-refunded” when the refunding issuer’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, FASB issued ASU 2022-06 to defer the sunset date of Accounting Standards Codification Topic 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2022-06, but does not believe there will be a material impact.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to February 28, 2023, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Delaware Funds by Macquarie® state tax-free funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities

Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INSURED FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 28, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 28, 2023